Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	MRI INTERVENTIONS, INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		57,320,447
Entity Public Float			$ 73,951,613
Amendment Flag	true
Amendment Description	Amendment No.1 to Form S-1.
Entity Central Index Key	0001285550
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,620,005	$ 145,478
Accounts receivable	445,432	401,580
Inventory	899,702	968,818
Cost of deferred product revenue	47,639
Prepaid expenses and other current assets	63,234	19,773
Total current assets	3,076,012	1,535,649
Property and equipment, net	1,287,115	1,218,830
Software license inventory	1,137,500
Deferred financing costs	24,219	214,469
Other assets	26,900	61,481
Total assets	5,551,746	3,030,429
Current liabilities:
Accounts payable	1,961,195	4,037,168
Accrued compensation	278,124	1,011,413
Accrued interest		971,733
Other accrued liabilities	1,177,142	2,015,046
Derivative liability	789
Related party deferred license revenue	650,000	2,600,000
Deferred product revenue	112,725
Convertible notes payable, net of unamortized discount of $117,405		3,953,595
Total current liabilities	4,179,975	14,588,955
Related party deferred revenue		1,396,374
Related party accrued interest		799,102
Other accrued liabilities	574,722	209,143
Related party convertible notes payable, net of unamortized discount of $0 and $432,706 at December 31, 2012 and 2011, respectively	4,338,601	4,377,294
Convertible notes payable, net of unamortized discount discount of $0 and $316,610 at December 31, 2012 and 2011, respectively	2,000,000	3,308,390
Junior secured notes payable, net of unamortized discount of $2,804,451 and $2,805,686 at December 31, 2012 and December 31, 2011, respectively	195,549	194,314
Total liabilities	11,288,847	24,873,572
Commitments and contingencies (Notes 5, 8, 10 and 11)
Stockholders' deficit:
Series A convertible preferred stock; $.01 par value; 8,000,000 shares authorized, 7,965,000 shares issued and outstanding at December 31, 2011		7,965,000
Common stock, $.01 par value; at December 31, 2012, 100,000,000, 48,418,830 and 48,093,000 shares authorized, issued, and outstanding, respectively; at December 31, 2011, 70,000,000 16,410,820, and 16,084,990 shares authorized, issued, and outstanding, respectively	484,187	164,108
Additional paid-in capital	60,953,692	31,495,593
Treasury stock, at cost, 325,830 common shares	(1,679,234)	(1,679,234)
Accumulated deficit	(65,495,746)	(59,788,610)
Total stockholders' deficit	(5,737,101)	(21,843,143)
Total liabilities and stockholders' deficit	$ 5,551,746	$ 3,030,429

Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Series A convertible preferred stock, par value (in Dollars per share)		$ 0.01
Series A convertible preferred stock, shares authorized		8,000,000
Series A convertible preferred stock, shares issued		7,965,000
Series A convertible preferred stock, shares outstanding		7,965,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	70,000,000
Common stock, shares issued	48,418,830	16,410,820
Common stock, shares outstanding	48,093,000	16,084,990
Treasury stock, shares	325,830	325,830
Convertible Notes Payable, Net, Current [Member]
Unamortized discount (in Dollars)		$ 117,405
Related Party Convertible Notes Payable, Net [Member]
Unamortized discount (in Dollars)	0	432,706
Convertible Notes Payable, Net, Noncurrent [Member]
Unamortized discount (in Dollars)	0	316,610
Junior Secured Notes Payable, Net [Member]
Unamortized discount (in Dollars)	$ 2,804,451	$ 2,805,686

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Related party license revenues	$ 3,346,374	$ 2,600,000	$ 2,600,000
Service revenues	541,182	63,328
Product revenues	1,170,679	1,154,838	69,450
Total revenues	5,058,235	3,818,166	2,669,450
Costs and operating expenses:
Cost of product revenues	555,703	656,414	16,314
Research and development:
Research and development costs	2,484,503	4,251,476	5,681,031
Reversal of R&D obligation (see Note 10)	(882,537)
Selling, general, and administrative	6,029,844	4,831,814	4,698,786
Costs of withdrawn IPO			1,788,609
Total costs and operating expenses	8,187,513	9,739,704	12,184,740
Operating loss	(3,129,278)	(5,921,538)	(9,515,290)
Other income (expense):
Gain (loss) on change in fair value of derivative liability	(789)		1,227,500
Other income, net	3,586	104,850	413,623
Interest income	14,152	3,481	10,403
Interest expense	(2,594,807)	(2,498,204)	(1,590,471)
Net loss	$ (5,707,136)	$ (8,311,411)	$ (9,454,235)
Net loss per share attributable to common stockholders:
Basic and diluted (in Dollars per share)	$ (0.14)	$ (0.52)	$ (1.4)
Weighted average shares outstanding:
Basic and diluted (in Shares)	40,374,048	15,961,371	6,773,714

Statements of Stockholders' Deficit (USD $)	Issued with Convertible Notes Payable [Member] Additional Paid-in Capital [Member]	Issued with Convertible Notes Payable [Member]	Issued to Placement Agents and Subagents [Member] Additional Paid-in Capital [Member]	Issued to Placement Agents and Subagents [Member]	Conversion of Convertible Notes and Accrued Interest [Member] Common Stock [Member]	Conversion of Convertible Notes and Accrued Interest [Member] Additional Paid-in Capital [Member]	Conversion of Convertible Notes and Accrued Interest [Member]	Conversion of Series A Preferred Stock [Member] Convertible Preferred Stock [Member]	Conversion of Series A Preferred Stock [Member] Common Stock [Member]	Conversion of Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2009											$ 7,965,000	$ 54,551	$ 25,794,862	$ (1,679,234)	$ (42,022,964)	$ (9,887,785)
Balances (in Shares) at Dec. 31, 2009											7,965,000	5,129,280
Employee share-based compensation													245,462			245,462
Beneficial conversion feature of convertible notes payable													834,555			834,555
Warrants issued													120,218			120,218
Elimination of fractional shares resulting from the reverse stock split												(1)	(514)			(515)
Elimination of fractional shares resulting from the reverse stock split (in Shares)												(103)
Issuance of common stock in payment of director fees												165	29,584			29,749
Issuance of common stock in payment of director fees (in Shares)												16,527
Issuance of common stock in connection with the sale of unit securities												107,143	2,668,157			2,775,300
Issuance of common stock in connection with the sale of unit securities (in Shares)												10,714,286
Net loss for the year															(9,454,235)	(9,454,235)
Balances at Dec. 31, 2010											7,965,000	161,858	29,692,324	(1,679,234)	(51,477,199)	(15,337,251)
Balances (in Shares) at Dec. 31, 2010											7,965,000	15,859,990
Employee share-based compensation													989,902			989,902
Beneficial conversion feature of convertible notes payable													163,633			163,633
Exercise of options and warrants												2,250				2,250
Exercise of options and warrants (in Shares)												225,000
Warrants issued													649,734			649,734
Net loss for the year															(8,311,411)	(8,311,411)
Balances at Dec. 31, 2011											7,965,000	164,108	31,495,593	(1,679,234)	(59,788,610)	(21,843,143)
Balances (in Shares) at Dec. 31, 2011											7,965,000	16,084,990
Employee share-based compensation													1,168,034			1,168,034
Beneficial conversion feature of convertible notes payable													383,204			383,204
Exercise of options and warrants												6,388	87,963			94,351
Exercise of options and warrants (in Shares)												638,832				14,000
Warrants issued	383,204	383,204	237,299	237,299
Conversion of convertible securities into common stock					163,977	11,216,232	11,380,209	(7,965,000)	79,650	7,885,350
Conversion of convertible securities into common stock (in Shares)					16,397,727			(7,965,000)	7,965,000
Non-employee share based compensation													863,257			863,257
Common stock issued in exchange for settlement of software license obligations												15,000	1,647,500			1,662,500
Common stock issued in exchange for settlement of software license obligations (in Shares)												1,500,000
Issuance of common stock in payment of director fees												519	124,106			124,625
Issuance of common stock in payment of director fees (in Shares)												51,928
Issuance of common stock in connection with the sale of unit securities												54,545	5,461,950			5,516,495
Issuance of common stock in connection with the sale of unit securities (in Shares)												5,454,523
Net loss for the year															(5,707,136)	(5,707,136)
Balances at Dec. 31, 2012												$ 484,187	$ 60,953,692	$ (1,679,234)	$ (65,495,746)	$ (5,737,101)
Balances (in Shares) at Dec. 31, 2012												48,093,000

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (5,707,136)	$ (8,311,411)	$ (9,454,235)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and license amortization	416,970	354,885	266,223
Expenses paid through the issuance of common stock	124,625		29,749
Share-based compensation	2,031,291	989,902	245,462
Loss (gain) on change in fair value of derivative liability	789		(1,227,500)
Amortization and write-off of debt issuance costs and original issue discounts	2,061,078	1,359,687	889,624
Write-off of costs of withdrawn IPO			1,788,609
Increase (decrease) in cash resulting from changes in:
Accounts receivable	(43,852)	(370,040)	(31,540)
Inventory	(270,686)	91,519	(1,214,962)
Cost of deferred product revenue	(47,639)
Prepaid expenses and other current assets	(43,461)	(3,233)	38,487
Other assets	16,581	4,520	19,520
Accounts payable and accrued expenses	(2,738,727)	2,244,576	3,543,310
Deferred revenue	(3,233,649)	(2,600,000)	(2,600,000)
Net cash flows from operating activities	(7,433,816)	(6,239,595)	(7,707,253)
Cash flows from investing activities:
Purchases of property and equipment	(127,453)	(26,101)	(61,704)
Net cash flows from investing activities	(127,453)	(26,101)	(61,704)
Cash flows from financing activities:
Net proceeds from pre-public unit offerings	3,424,950	2,831,610	3,000,000
Net proceeds from issuance of convertible notes		2,000,000	3,777,142
Net proceeds from PIPE financing	5,516,495
Proceeds from warrant exercises	94,351	2,250
Net cash flows from financing activities	9,035,796	4,833,860	6,777,142
Net change in cash and cash equivalents	1,474,527	(1,431,836)	(991,815)
Cash and cash equivalents, beginning of year	145,478	1,577,314	2,569,129
Cash and cash equivalents, end of year	1,620,005	145,478	1,577,314
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes			49,250
Interest	$ 33,200

NON-CASH TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Cash Flow, Supplemental Disclosures [Text Block]
NON-CASH INVESTING AND FINANCING TRANSACTIONS:

•	In February 2012, the terms of related party notes payable were modified (see Note 6) and accrued interest of $838,601 was added to the principal balances of the original notes.

•
Upon the effectiveness of the Company’s Form 10 registration statement in February 2012, the principal balance of convertible notes payable totaling $10,811,500 and the related accrued interest of $974,311 were converted into shares of the Company’s common stock (see Notes 7 and 8).  In addition, unamortized debt discounts totaling $405,602 at the conversion date related to the relative fair value of warrants issued in connection with the issuance of the convertible notes (originally accounted for as equity) were offset against additional paid-in capital.

•
In February 2012, warrants with a fair value of $237,299 (recorded as deferred financing costs and additional paid-in capital) were issued to the placement agent and its sub-placement agents in connection with the Company’s sale of units consisting of secured convertible notes and common stock warrants (see Note 7).

•
In January and February 2012, both the $383,204 relative fair value of warrants and the $383,204 intrinsic value of the beneficial conversion feature associated with notes issued by the Company in an offering of units (see Note 7) were recorded as additional paid-in capital and a discount to the convertible notes payable.

•
In June 2012, the Company issued 1,500,000 shares of its common stock in exchange for settlement of accounts payable of $612,500 and the purchase of software licenses in the amount of $1,050,000 (see Note 10).

•
In 2010, warrants (recorded as deferred financing costs and additional paid-in capital) were issued with a fair value of $120,218 to the placement agent in connection with the sale of the senior unsecured convertible notes.

•
The $163,633 fair value of the warrants and the $163,633 intrinsic value of the beneficial conversion feature associated with the notes, issued in the 2011 Unit Offering (see Note 7) were recorded as additional paid-in capital and a discount to the convertible notes payable.

•	At December 31, 2012, and 2011, deferred financing costs in the amount of $24,219 and $66,500, respectively, were included in accrued expenses.

•
ClearPoint reusable components were transferred from inventory to loaned systems, which is a component of property and equipment, during the years ended December 31, 2012, 2011 and 2010 with costs of $339,802, $550,105 and $173,870, respectively.

Note 1 - Description of the Business and Liquidity	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.   Description of the Business and Liquidity

MRI Interventions, Inc. (the “Company”) is a medical device company focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging, or MRI, guidance while performing minimally invasive surgical procedures. The Company was incorporated in the State of Delaware on March 12, 1998.

The Company’s ClearPoint system, an integrated system comprised of reusable components and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. In 2010, the Company received 510(k) clearance from the Food and Drug Administration (“FDA”) to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate under development that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite. The Company has also entered into exclusive licensing and development agreements (see Note 5) with affiliates of Boston Scientific Corporation (“BSC”), pursuant to which BSC may incorporate certain of the Company’s MRI-safety technologies into BSC’s implantable leads for cardiac and neurological applications.

In December 2011, the Company filed a Form 10 registration statement with the Securities and Exchange Commission (“SEC”) to register the Company’s common stock as a class of equity securities under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Such Form 10 registration statement became effective on February 27, 2012.  As a result, the Company became a public reporting company subject to the periodic reporting requirements of the Exchange Act.

Liquidity and Management’s Plans

For the years ended December 31, 2012, 2011 and 2010, the Company incurred net losses of $5,707,136, $8,311,411, and $9,454,235, respectively, and the cumulative net loss since the Company’s inception through December 31, 2012 was $65,495,746. The Company expects such losses to continue through at least the year ended December 31, 2013 as it continues to commercialize its ClearPoint system and pursue research and development activities. Net cash used in operations was $7,433,816, $6,239,595, and $7,707,253 for the years ended December 31, 2012, 2011, and 2010, respectively. Since inception, the Company has financed its activities principally from the sale of equity securities, the issuance of convertible notes and license arrangements.

The Company’s primary financing activities during the years ended December 31, 2012, 2011, and 2010 were:

•	the July 2012 PIPE financing, which resulted in net proceeds of $5,516,495;

•	the unit offering the Company completed in February 2012, which resulted in net proceeds of $4,946,560, $3,424,950 of which were received in 2012 and $1,521,610 of which were received in 2011;

•	the unit offering the Company completed in September 2011, which resulted in net proceeds of $1,310,000;

•	the issuance of a convertible note payable in April 2011, which resulted in net proceeds of $2,000,000;

•	the November 2010 unit offering, which resulted in net proceeds of $3,000,000; and

•	the March 2010 convertible notes payable offering, which resulted in net proceeds of $3,777,142.

In January 2013, the Company completed a private offering (see Note 11) in which it sold securities for net proceeds of approximately $9,900,000. While the Company expects to continue to use cash in operations, the Company believes its existing cash and cash equivalents at December 31, 2012 of $1,620,005, combined with the net proceeds from the January 2013 private offering, will be sufficient to meets its anticipated cash requirements through at least March 2014. During 2013, the Company plans to increase its spending on sales and marketing activities as it completes the commercial rollout of its ClearPoint system, from which the Company expects to increase ClearPoint system product revenues. Certain planned expenditures are discretionary and could be deferred if the Company is required to do so to fund critical operations. To the extent the Company’s available cash and cash equivalents are insufficient to satisfy its long-term operating requirements, the Company will need to seek additional sources of funds, from the sale of additional equity, debt or other securities or through a credit facility, or modify its current business plan. There can be no assurances that the Company will be able to obtain additional financing on commercially reasonable terms. The sale of additional equity or convertible debt securities will likely result in dilution to the Company’s current stockholders.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.   Summary of Significant Accounting Policies

Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company holds its cash and cash equivalents on deposit with financial institutions in the United States insured by the Federal Deposit Insurance Corporation (“FDIC”).  At December 31, 2012 no amounts on deposit were in excess of FDIC limits.

The Company is subject to risks common to emerging companies in the medical device industry including, but not limited to: new technological innovations, dependence on key personnel, dependence on key suppliers, changes in general economic conditions and interest rates, protection of proprietary technology, compliance with changing government regulations and taxes, uncertainty of widespread market acceptance of products, access to credit for capital purchases by customers, and product liability claims. Certain components used in manufacturing have relatively few alternative sources of supply and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company’s supply requirements may negatively impact future operating results.

Receivables at December 31, 2012 and all product revenues for the year ended December 31, 2012 relate to sales to a limited number of customers located in the United States (“U.S.”) and to one distributor outside of the U.S. Sales to two of these hospital customers and the distributor each represented between 14% and 16% of total product sales, respectively. The Company may perform credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful, but the Company has not experienced any credit losses or recorded any allowances to date.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.

Fair Value Measurements

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values of the Company’s outstanding notes payable at December 31, 2012:

	Carrying Values	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,636,380
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	195,549	1,920,844

The difference between the carrying value of the related party BSC convertible notes payable, which is equal to the face value due to troubled debt restructuring accounting (see Note 6), and the estimated fair value is attributable to the fact that no interest is charged per the terms of the convertible notes payable, which is below market.  The difference between the carrying value and the fair value of the junior secured notes payable relates to an unamortized debt discount.  This discount resulted from the relative fair value assigned to the junior secured notes payable at the time of issuance, as the notes were issued in connection with a unit offering, with the units consisting of a note payable and shares of the Company’s common stock.

The Company measures certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”), the next priority is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability (“Level 2”) and the lowest priority to unobservable inputs (“Level 3”). See Note 6 for fair value information related to the Company’s derivative liability, which is the only asset or liability carried at fair value by the Company on a recurring basis at December 31, 2012.

Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset.  The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Property and Equipment

Property and equipment, including loaned ClearPoint systems, are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the life of the related lease.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment). Whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets exceeds the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses for the years ended December 31, 2012, 2011, or 2010.

Revenue Recognition

The Company’s revenues arise from: (1) the sale of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605-10-S99, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is probable and risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Sale of ClearPoint system reusable components — Generally, revenues related to ClearPoint system sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the ClearPoint system installation. ClearPoint system reusable components include software. This software is integral to the utility of the ClearPoint system as a whole, and as such, the provisions of FASB ASC 985-605, “Software Revenue Recognition,” are not applicable. Sales of reusable components that have stand-alone value to the customer are recognized when risk of loss passes to the customer. Sales of reusable components to a distributor that has been trained to perform ClearPoint system installations are recognized at the time risk of loss passes to the distributor.

(2) Sales of ClearPoint disposable products - Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system are recognized at the time risk of loss passes, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with each customer.

 (3) License and development arrangements— The Company analyzes revenue recognition on an agreement by agreement basis as discussed below.

•
Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding Multiple-Element Arrangements requires subjective determinations and requires management to make judgments about the values of the individual elements and whether delivered elements were separable from the other aspects of the contractual relationship. The Company has determined that it did not and does not have clear and objective evidence of the fair values of each of the various elements of the agreement and, therefore, under these standards, the deliverables under this agreement are being treated as one unit of accounting.

This agreement required achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. The agreement provided that, if the milestones were not achieved by that date and such failure was not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company would be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under the agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under the agreement. In drafting that provision of the agreement, the parties contemplated that the Company would be the party primarily performing the lead development activities, with assistance to be provided by BSC Neuro.  However, subsequent to the execution of the agreement, BSC Neuro assumed responsibility for the lead development efforts under the agreement, and, consequently, BSC Neuro wholly controlled the pace and progress of the development efforts.  The existence of the repayment provision indicated that the sales price was not fixed or determinable and all monies received should be deferred until such time that BSC Neuro acknowledged that the repayment provision would not be triggered. BSC Neuro acknowledged that the repayment will not be triggered and, as such, the related party revenue under this agreement that had previously been deferred has been recognized by the Company during the year ended December 31, 2012.

Future product royalty income related to the agreement will be recognized as the related products are sold and the related royalties are payable to the Company.

•
Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) — The Company analyzed whether the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding Multiple-Element Arrangements requires management to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it did not and does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under these standards, the deliverables are being treated as one unit of accounting.

The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company’s know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis.

Amounts to be received related to substantive, performance-based milestones in research and development arrangements will be recognized upon receipt. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are payable to the Company.

•
Service Revenues - In 2011, the Company entered into an agreement to provide development services to a third party.  Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits),  plus an overhead markup of the direct internal labor costs incurred.  Revenue is recognized in the period in which the Company incurs the related costs. During the years ended December 31, 2012 and 2011, the Company recorded service revenues of approximately $531,000 and $63,000, respectively, related to this agreement. From time to time, the Company may also perform development services for other third parties evidenced by either a development agreement or a purchase order. During 2012, the Company recorded revenues totaling $10,000 for such services. The Company did not recognize any service revenues for the year ended December 31, 2010.

Research and Development Costs

Costs related to research, design and development of products are charged to research and development expense as incurred. These costs include direct salary and employee benefit related costs for research and development personnel, costs for materials used in research and development activities and costs for outside services. Since most of the expenses associated with the Company’s development service revenues relate to existing internal resources, these amounts are included in research and development costs.

Costs of Withdrawn IPO

In 2009, the Company filed a registration statement with the SEC relating to the initial public offering (“IPO”) of shares of the Company’s common stock. In 2010, the Company made the decision to withdraw its registration statement and to cancel the planned IPO. Costs which had been deferred totaling $1,788,609 were recorded as costs of withdrawn IPO in the statement of operations in 2010.

Other Income (Expense)

During 2010 the Company recorded other income related to grants received under the Qualifying Therapeutic Discovery Project program administered under section 48D of the Internal Revenue Code.  Included in net other income in 2010 is other income related to the grants of $415,615, which is net of expenses paid to a service firm that assisted the Company in completing the grant applications.

Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Income Taxes.” Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date.

Due to uncertainties surrounding the realization of the deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred income tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced by the estimated net realizable amounts.

Net Loss Per Share

The Company calculates net loss per share in accordance with FASB ASC 260, “Earnings per Share.” Basic earnings per share (“EPS”) is calculated by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without giving consideration to common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method when net income is reported. For all periods presented, since such periods resulted in net losses, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	As of December 31,
	2012	2011	2010

Stock options	6,432,127	3,679,977	3,762,477
Warrants	8,763,836	1,922,944	435,986
Shares under convertible note agreements	4,454,362	1,046,263	997,678
	19,650,325	6,649,184	5,196,141

Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with FASB ASC 718, “Compensation – Stock Compensation.” Under ASC 718, the fair value of each award is estimated as of the grant date and amortized as compensation expense over the requisite vesting period. The fair values of the Company’s share-based awards are estimated on the grant dates using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated award terms and risk-free interest rates during the expected terms. To estimate the expected terms, the Company utilizes the “simplified” method for “plain vanilla” options discussed in the SEC’s Staff Accounting Bulletin 107 (“SAB 107”). The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method apply to the Company and the Company’s share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available. The Company based its estimate of expected volatility on the average of historical volatilities of publicly traded companies it deemed similar to the Company because the Company lacks its own relevant historical volatility data. The Company will consistently apply this methodology until a sufficient amount of historical information regarding the volatility of the Company’s own share prices becomes available. The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instruments, the terms of which are consistent with the expected terms of the stock awards. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value Determination of Privately-Held Equity Securities

Determining the fair value of shares of privately held companies requires making complex and subjective judgments. Prior to the time the Company’s common stock was publicly traded, the Company used the income approach, the market approach, and the probability weighted expected return method to estimate the enterprise values for the dates on which common stock were issued/granted and outstanding. The income approach was based on estimated future cash flows which utilized the Company’s forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company’s business plan. The market approach was based on recent sales of the Company’s common stock in privately negotiated transactions between stockholders, the once anticipated initial public offering (“IPO”) price of the Company’s common stock, or conversion terms negotiated with holders of convertible securities issued by the Company. When the Company began the process of preparing for its IPO, it began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company’s planned IPO was withdrawn in the third quarter of 2010, the Company reverted to using the income and market approaches previously utilized. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discounts for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Since May 21, 2012, the Company’s common stock has been traded in the over-the-counter market and has been quoted on the OTC Bulletin Board under the symbol MRIC.  Prior to the time the Company’s stock became publicly traded, the fair value of the Company’s common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities (“stock based transactions”), were estimated by management, with input from a third-party valuation specialist from time to time. Since the Company’s common stock has been publicly traded, the closing stock price has been used as a key input in determining the fair value for stock based transactions.

Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with FASB ASC Topic 815, “Derivatives and Hedging,” which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recording of all derivatives on the balance sheet at their fair values (Note 6). Changes in the fair values of derivatives are recorded each period as gains or losses in the statements of operations unless the derivatives qualify for hedge accounting.  At December 31, 2012 and 2011, the Company did not have any derivative instruments that were designated as hedges.

New Accounting Pronouncements

In June 2011, the FASB issued new accounting guidance related to the presentation of comprehensive income that increases comparability between GAAP and International Financial Reporting Standards (“IFRS”). This guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance during the year ended December 31, 2012, and the adoption of this guidance had no impact on the Company’s results of operations or financial position and is not expected to have a significant impact on the Company’s future results of operations or financial position.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and IFRS. This update changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance was effective for annual periods beginning after December 15, 2011 (the 2012 fiscal year) and applied prospectively. As this guidance is only disclosure related, it did not have any effect on the carrying value of the assets or liabilities on the Company’s balance sheet as of December 31, 2012.

For the year ended December 31, 2012, the Company adopted the accounting standard update regarding fair value measurement. This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This standard update also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this standard update did not have a significant impact on the Company’s financial statements.

In July 2012, the accounting standard update regarding testing of intangible assets for impairment was issued. This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The Company will adopt this standard update during the first quarter of 2013. The adoption of this standard update is not expected to have a significant impact on the Company’s financial statements.

Note 3 - Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
3.   Inventory

Inventory consists of the following as of December 31:

	2012	2011
Work in process	$494,290	$454,366
Software license inventory	344,500	467,000
Finished goods	60,912	47,452
Inventory included in current assets	899,702	968,818
Software license inventory (see Note 10)	1,137,500	-
	$2,037,202	$968,818

Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
4.   Property and Equipment

Property and equipment consist of the following as of December 31:

	2012	2011

Equipment	$1,044,969	$934,253
Furniture and fixtures	105,376	106,054
Leasehold improvements	157,236	157,236
Computer equipment and software	114,786	101,482
Loaned systems	1,063,777	723,975
	2,486,144	2,023,000
Less accumulated depreciation and amortization	(1,199,029)	(804,170)
Total property and equipment, net	$1,287,115	$1,218,830

Depreciation and amortization expense for the years ended December 31, 2012, 2011, and 2010 was $398,970, $336,885, and $246,331, respectively.

The Company may loan the reusable components of a ClearPoint system to a customer. Any such customer can then use the loaned ClearPoint system to perform procedures using ClearPoint disposable products which are purchased from the Company. Accordingly, the $1,063,777 and $723,975 of loaned systems at December 31, 2012 and 2011, respectively, represent the historical cost of ClearPoint reusable components transferred from inventory to property and equipment. Depreciation on loaned ClearPoint systems is computed using the straight-line method based on an estimated useful life of five years. At December 31, 2012 and 2011, accumulated depreciation on loaned systems was $242,132 and $73,846, respectively.

Note 5 - Related Party License Agreements	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
5.   Related Party License Agreements

License and development agreements have been entered into with affiliates of BSC. Because an affiliate of BSC is a stockholder of the Company and such affiliate of BSC has a representative that has been elected to serve on the Company’s board of directors, management has deemed all transactions with BSC and its affiliates to be of a related party nature.

BSC Neuro Agreement

In 2005, the Company entered into definitive license and development agreements (collectively, as amended, the “BSC Neuro Agreement”) with Advanced Bionics Corporation, an affiliate of BSC. Advanced Bionics Corporation subsequently changed its name to Boston Scientific Neuromodulation Corporation (“BSC Neuro”). Under the BSC Neuro Agreement, the Company granted BSC Neuro an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property, in the neuromodulation field, to make, use, import, lease and sell neuro-related leads, neuro-related lead extensions, and neuro-related lead-type devices, such as implantable pulse generators.

In connection with the February 2012 modification of the BSC Notes (see Note 6), the Company and BSC Neuro amended the terms of the BSC Neuro Agreement.  The amended terms included a reduction in the amount BSC Neuro could be required to pay the Company in future milestone-based payments associated with successful development and regulatory approval of the leads, from an original maximum amount of $1,600,000 to an amended maximum amount of $800,000. Under the BSC Neuro Agreement, BSC Neuro is obligated to pay royalties to the Company based on BSC Neuro’s net sales of licensed products, as defined by the agreement. In addition to the reduction in potential milestone-based payments, the amendment to the BSC Neuro Agreement also reduced by half the royalty rates used in calculating such royalty payments due to the Company.  Furthermore, the amended BSC Neuro Agreement requires the Company to meet certain net working capital targets, be current on its payroll obligations, and not suffer an event of default under any indebtedness for borrowed money, in each case while the BSC Notes remain outstanding. If the Company does not meet those requirements while the BSC Notes are outstanding, the Company will be required to assign certain patents and patent applications to BSC Neuro.  However, upon any such assignment to BSC Neuro, BSC Neuro will grant to the Company an exclusive, royalty-free, perpetual worldwide license to the same patents and patent applications in all fields of use other than neuromodulation and implantable medical leads for cardiac applications.

The Company did not receive any up-front license payments pursuant to the BSC Neuro Agreement. In addition to other potential payments under the agreement as described above, the Company could receive over $500,000 in incentive payments for incremental development work, but only if and to the extent BSC Neuro requests the Company to perform such work. The Company does not expect such a request to be made.

The BSC Neuro Agreement required specified milestones in the development of an MRI-safe implantable lead to be achieved by December 31, 2012. The BSC Neuro Agreement provided that, if the milestones were not achieved by that date and such failure was not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company would be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under the agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under the agreement. However, BSC Neuro assumed responsibility from the Company for the lead development efforts under the agreement, and, consequently, BSC Neuro wholly controlled the pace and progress of the development efforts.  BSC Neuro has acknowledged that the repayment provision will not be triggered, consequently, the Company recognized revenue of approximately $746,000 during the year ended December 31, 2012 which had been previously recorded as deferred revenue.

BSC Cardiac Agreement

Effective in 2008, the Company entered into definitive license and development agreements (collectively the “BSC Cardiac Agreement”) with Cardiac Pacemakers, Inc. (“BSC Cardiac”), an affiliate of Boston Scientific Corporation. Under the BSC Cardiac Agreement, the Company granted BSC Cardiac an exclusive commercial license with respect to certain of the Company’s owned and licensed intellectual property rights, in the field of implantable medical leads for cardiac applications, to make, have made, use, promote, market, import, distribute, lease, sell, offer for sale and commercialize products in the licensed field of use. The Company is required to continue to investigate the feasibility of its technology and, upon successful completion of feasibility studies, to work with BSC Cardiac to develop this technology for different types of MRI-compatible and MRI-safe implantable cardiac leads.

Pursuant to the BSC Cardiac Agreement, in addition to prospective royalty payments on net sales of licensed products, the Company received a non-refundable licensing fee of $13,000,000 in 2008, and the Company could receive future milestone-based payments associated with the successful development and regulatory approval of the various implantable cardiac leads that incorporate the Company’s technology, subject to certain patents being issued on patent applications licensed to BSC Cardiac. However, there can be no assurance of the amount of milestone-based payments the Company ultimately will receive under the BSC Cardiac Agreement, if any.  The Company believes that BSC Cardiac does not intend to incorporate the Company’s technology into each of the different types of implantable cardiac leads addressed by the agreement, which reduces the potential milestone-based payments the Company could receive. The Company recorded the $13,000,000 payment received in 2008 as deferred revenue and is recognizing revenue over the five year estimated period of continuing involvement (see Note 2, Revenue Recognition). The Company determined the five year estimated period of continuing involvement based upon the Company’s internal development plan and projected timeline for the different implantable cardiac leads. The Company reevaluates its estimated remaining period of continuing involvement at each reporting period, and any changes will be incorporated into the determination of revenue recognition on a prospective basis.

Except as set forth below, the licensing provisions of the BSC Cardiac Agreement will terminate upon the expiration of the last issued patent that is licensed under the agreement, and the development provisions of the BSC Cardiac Agreement will expire upon FDA approval of a design for each of the different lead types described in the agreement. BSC Cardiac has the one-time option, within 60 days after successful completion of the first cardiac lead feasibility study, to cease further development work and to terminate the provisions of the BSC Cardiac Agreement. If BSC Cardiac elects to exercise its option under the BSC Cardiac Agreement to terminate further development efforts, the license the Company granted to BSC Cardiac will automatically become non-exclusive with respect to certain of the intellectual property, other intellectual property will be removed from the scope of the license and revert to the Company, and BSC Cardiac will not be obligated to pay the Company any future royalties on net sales of products containing intellectual property that remains subject to the non-exclusive license. Likewise, any unachieved future milestone-based payments will not be due to the Company.

The remaining related party deferred license revenue under the BSC Cardiac Agreement of $650,000 at December 31, 2012 is expected to be recognized as revenue during 2013.

Note 6 - Related Party Notes Payable	12 Months Ended
Dec. 31, 2012
Related Party Notes Payable [Text Block]
6.   Related Party Notes Payable

Related Party BSC Convertible Notes Payable

In 2009, the Company entered into a convertible note payable arrangement with BSC. During 2009, the Company borrowed an aggregate of $3,500,000 from BSC under this arrangement pursuant to three convertible notes payable (the “BSC Notes”). These borrowings accrued interest at 10% per year and were scheduled to mature on the second anniversary of the date on which the funds were advanced.  Effective February 2, 2012, the Company entered into a loan modification with BSC (also see Note 5) pursuant to which (i) interest accrued under each of the BSC Notes as of February 2, 2012 was added to the principal balance of the note, (ii) beginning February 2, 2012, the interest rate of each of the BSC Notes was reduced from 10% per year to 0%, and (iii) the maturity date of each of the BSC Notes was extended by three years (until October through December 2014).  The Company recorded interest expense under the BSC Notes of $39,499, $388,678, and $356,452 during the years ended December 31, 2012, 2011, and 2010, respectively. As of February 2, 2012, the outstanding aggregate loan balance, including principal and interest, owed to BSC was $4,338,601.  Pursuant to ASC 470-60, “Troubled Debt Restructurings by Debtors,” the loan modification was considered a “Troubled Debt Restructuring.” However, because the total future cash payments required under the new terms of the BSC Notes were not reduced from what was owed at the time of the loan modification, no gain was recorded under Troubled Debt Restructuring accounting.

The Company will be required to prepay all or a portion of the BSC Notes upon the consummation of any future “qualified financing,” which is defined as any equity financing in which shares of the Company’s preferred stock are issued  in exchange for cash proceeds. Upon consummation of a qualified financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson, or any of their respective subsidiaries or affiliates, up to 100% of the cash proceeds from such qualified financing must be used to prepay the outstanding balance of the BSC Notes. Upon consummation of a qualified financing from any other investor, up to 25% of the cash proceeds from such qualified financing must be applied by the Company to prepay the outstanding balance of the BSC Notes. The Company has not conducted a qualified financing since entering into the loan arrangement with BSC under which the Company issued the BSC Notes. The Company can prepay the BSC Notes at any time. Each of the BSC Notes is convertible, at the option of the holder, at any time prior to the earlier of the maturity date or the consummation of a qualified initial public offering (which is defined as a bona fide first underwritten public offering of the Company’s common stock on a firm commitment basis in which the aggregate gross proceeds received by the Company at the public offering price equals or exceeds $20,000,000), into one share of the Company’s  preferred stock at a conversion price equal to the lower of $8.00 per share or the price per share paid by investors in a future qualified financing  conducted  by the Company.  In the event BSC elects to convert the BSC Notes into shares of preferred stock other than in the context of a qualified financing, each such share of preferred stock would initially be convertible into one share of the Company’s common stock. The BSC Notes are secured by a first priority security interest in all of the Company’s assets.

The Company analyzed the terms of the conversion feature of the BSC Notes under ASC Topic 815, “Derivatives and Hedging,” and determined, based upon the conversion price reset provision that the conversion feature should be accounted for as a derivative liability (see Note 2, Summary of Significant Accounting Policies – Fair Value Measurements). Under this guidance the conversion feature was initially measured at fair value upon the issuance of the BSC Notes and has been adjusted to the current fair value at the end of each reporting period.

Changes in fair value are recorded in other income (expense) in the related statements of operations. The Company calculates the fair value of this derivative liability utilizing the Black-Scholes pricing model. The fair value of the derivative liability was computed using Level 2 inputs at December 31, 2012 and Level 3 inputs for all reporting periods prior to 2012.  The assumptions used in calculating the fair value of the derivative liability are as follows:

	December 31,
	2012	2011
Dividend yield	0%	0%
Expected volatility	41.98%	46.58%
Risk free interest rate	0.31%	0.25%
Expected remaining term (years)	1.8	0.15
Common stock price	$1.60	$0.60

The changes in the fair value of the derivative liability are as follows:

Derivative liability at January 1, 2010	$1,227,500
Gain on change in fair value of derivative liability	(1,227,500)
Derivative liability at December 31, 2010 and 2011	-
Loss on change in fair value of derivative liability	789
Derivative liability at December 31, 2012	$789

Related Party 2011 Unsecured Convertible Notes Payable

In June through September 2011, the Company issued unsecured convertible notes (the “Summer 2011 Notes”) in the aggregate amount of $1,310,000 to six non-employee directors of the Company. The note holders also received warrants to purchase 1,310,000 shares of the Company’s common stock in the aggregate. The Summer 2011 Notes had two-year maturities and accrued interest at 15% per year. The warrants were fully vested upon issuance, have a term of two years, and have an exercise price of $0.01 per share. The original terms of the Summer 2011 Notes provided for automatic conversion of the notes into shares of the Company’s common stock upon consummation of an initial public offering of shares of the Company’s common stock, based on a conversion price equal to 60% of the public offering price. In addition, the original terms of the Summer 2011 Notes provided for optional conversion of the notes, at the election of the note holder, upon consummation of a reverse merger of the Company into a public shell company, based on a conversion price equal to 60% of the fair market value of the Company’s common stock at the time of the merger. The Summer 2011 Notes were amended in December 2011 to provide for automatic conversion of the principal and all accrued interest into shares of the Company’s common stock upon the effectiveness of a Form 10 registration statement filed by the Company with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the Summer 2011 Notes, representing an aggregate of $1,425,865 in principal and accrued interest, were converted into 2,376,447 shares of the Company’s common stock.

The Company analyzed the terms of the warrants based on the provisions of FASB, ASC 480, “Distinguishing Liabilities from Equity,”  and determined that they qualified for equity accounting. Under guidance in ASC 470, the Company allocated the $1,310,000 in proceeds proportionately between the Summer 2011 Notes and the common stock warrants issued to the note holders based on their relative fair values. The relative fair value of the common stock warrants, $486,102, was recorded as additional paid in capital. The Summer 2011 Notes were recorded at the principal amount of $1,310,000 less a discount of $486,102. This discount was being amortized to interest expense over the term of the Summer 2011 Notes using the effective interest method. The fair value of the Summer 2011 Notes was estimated based on an assumed market interest rate for notes of similar terms and risk. The fair value of the $0.01 common stock warrants was determined using the Black-Scholes pricing model. The Company determined the fair value of its common stock to be $0.60 per share at each of the dates the warrants were issued.  In conjunction with the conversion of the Summer 2011 Notes, the Company applied the guidance in FASB ASC 470-20, “Debt with Conversion and Other Options,” and wrote-off the unamortized discount of $405,602 associated with the relative fair value of the warrants, which were issued with the Summer 2011 Notes, against additional paid-in capital.

The table below summarizes related party notes payable at December 31:

	2012	2011

BSC Notes - principal	$4,338,601	$3,500,000
Summer 2011 Notes - principal	-	1,310,000
Total related party notes payable - principal	4,338,601	4,810,000
Summer 2011 Notes - unamortized discount	-	(432,706)
Total related party notes payable - unamortized discount	-	(432,706)
BSC Notes - net	4,338,601	3,500,000
Summer 2011 Notes - net	-	877,294
Total related party notes payable - net	$4,338,601	$4,377,294

Note 7 - Other Notes Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
7.   Other Notes Payable

2010 Unsecured Convertible Notes Payable

In March 2010, the Company issued 10% senior unsecured convertible notes (the “March 2010 Notes”) in the aggregate principal amount of $4,071,000. The original terms of the March 2010 Notes provided a mandatory conversion feature upon the closing of an initial public offering of the Company’s common stock that would automatically convert the outstanding principal amount of the notes into shares of the Company’s common stock at the lesser of $8.00 per share or 80% of the public offering price, subject to a minimum $4.00 per share conversion price. In addition, the original terms of the March 2010 notes permitted note holders to convert the outstanding principal into shares of the Company’s common stock at any time, based on a conversion price of $8.00 per share, subject to certain adjustments. The March 2010 Notes were scheduled to mature in March 2012. All accrued interest was to be paid in cash upon the earlier of maturity or conversion. In late 2011 and early 2012, all of the March 2010 Notes were amended to provide for automatic conversion of the outstanding principal and accrued interest into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed by the Company with the SEC under the Exchange Act, based on a conversion price of $1.00 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the March 2010 Notes, representing an aggregate of $4,868,017 in principal and accrued interest, were converted into 4,868,041 shares of the Company’s common stock.  In conjunction with the conversion of the March 2010 Notes, the Company applied the guidance in FASB ASC 470-20 and charged to interest expense the associated unamortized discount of $13,500 and the unamortized deferred offering costs of $13,883.

2011 Unit Offering Notes

In October 2011, the Company initiated a private placement of securities in which the Company offered units, each unit consisting of a 10% junior secured convertible note (“2011 Unit Offering Note”) in the principal amount of $100,000 and a warrant to purchase 50,000 shares of the Company’s common stock. The 2011 Unit Offering Notes were scheduled to mature three years from the date of issuance and accrued interest at 10% per year. Per the terms of the 2011 Unit Offering Notes, all principal and accrued interest automatically converted into shares of the Company’s common stock based on a conversion price of $0.60 per share on the effective date of the Company’s Form 10 on February 27, 2012. The warrants were fully vested upon issuance, have a term of five years, and have an exercise price of $0.75 per share. Upon completion of the unit offering in February 2012, the Company had sold 54.305 units resulting in the issuance of convertible notes in the aggregate principal amount of $5,430,500 and warrants to purchase 2,715,250 shares of common stock. Of the 54.305 units sold, 38.055 units were sold after December 31, 2011. The Company’s placement agent for the unit offering, and its sub-placement agents, received an aggregate cash fee equal to 10% of the gross proceeds from the offering, as well as warrants to purchase an aggregate of 941,288 shares of the Company’s common stock at $0.60 per share.  The fair value of these warrants of $237,299 was calculated using the Black-Scholes pricing model. The $237,299 was recorded as a deferred offering cost to be amortized to interest expense using the effective interest method over the term of the 2011 Unit Offering Notes.

Utilizing guidance in ASC 470-20, the Company initially allocated the proceeds from the sale of the units on a relative fair value basis between the convertible notes and the warrants. Using the relative fair value of the notes, an effective conversion price was determined which resulted in a beneficial conversion feature (“BCF”). The fair value of the warrants was calculated using the Black-Scholes pricing model. The relative fair value of the warrants issued and the intrinsic value of the BCF, which were $383,204 each for the units issued in 2012, were recorded as increases to additional paid-in capital and a discount to the carrying value of the 2011 Unit Offering Notes. Management estimated the fair value of the Company’s common stock to be $0.60 per share at the time the 2011 Unit Offering Notes were issued, and management believed the 10% stated interest rate approximated the market interest rate. The effective conversion price of the conversion feature under the 2011 Unit Offering Notes was $0.54 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the 2011 Unit Offering Notes, representing an aggregate of $5,491,929 in principal and accrued interest, were converted into 9,153,248 shares of the Company’s common stock.  In conjunction with the conversion of the 2011 Unit Offering Notes, the Company applied the guidance in ASC 470-20 and charged the related aggregate unamortized debt discount of $1,063,018 and unamortized deferred offering costs of $785,239 to interest expense.

2011 Junior Secured Convertible Note Payable and Strategic Agreement

In April 2011, the Company issued a $2,000,000 subordinated secured convertible note (“April 2011 Note”) to a medical device co-development partner (“Strategic Partner”). The April 2011 Note matures in April 2016, unless earlier converted, and it accrues interest at the rate of 10% per year. Interest is payable at maturity if the note is not converted. The April 2011 Note is secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interest that secures the BSC Notes (see Note 6). In the event the Company closes a qualified financing, which is defined as an equity financing in which the Company issues shares of its preferred stock and receives at least $10,000,000 in net proceeds, the principal and accrued interest of the April 2011 Note will automatically convert into shares of the preferred stock that are issued  in the qualified financing if the number of shares to be issued upon conversion represents at least 10% of the Company’s outstanding shares of stock on a fully diluted basis. If the number of shares that would be issued upon conversion represents less than 10% of the Company’s outstanding shares of stock on a fully diluted basis, the conversion will be at the Strategic Partner’s election. Under the original terms, the Strategic Partner had the right to accelerate the maturity date of the April 2011 Note if the Company did not consummate a qualified financing within 180 days following the issue date of the note. The terms of the April 2011 Note were amended in September 2011 to extend the period within which to complete a qualified financing from 180 days to 360 days (April 2012)  and to establish a maximum conversion price of $0.60 per share (again, only in connection with the closing of a qualified financing). The April 2011 Note was further amended in February 2012 to remove the acceleration provision mentioned above related to the consummation of a qualified financing and to provide the Strategic Partner the option to convert the April 2011 Note into shares of the Company’s common stock at a conversion price of $0.60 per share at any time on or before February 23, 2013 (see Note 11), regardless of whether there is a qualified financing within that period of time.

Concurrent with the issuance of the April 2011 Note, the Company and the Strategic Partner entered into a Co-Development and Distribution Agreement pursuant to which the Company appointed the Strategic Partner as the exclusive distributor of the Company’s ClearPoint system products in the MRI-guided neurological drug delivery field and as a non-exclusive distributor of the Company’s ClearPoint system products for other MRI-guided neurological applications. In connection with the Co-Development and Distribution Agreement, the Company is obligated to perform a limited amount of training and support functions. In addition, under the Co-Development and Distribution Agreement, the Company licensed certain ClearPoint system technology to the Strategic Partner, and the Company and the Strategic Partner will work together to potentially integrate the Company’s ClearPoint product line into the Strategic Partner’s interventional MRI product line, particularly for an MRI-guided neurological drug delivery application.

Relying upon guidance in FASB ASC 605-25, “Revenue Recognition Multiple Element Arrangements,” the Company analyzed whether the deliverables of the arrangement with the Strategic Partner represented separate units of accounting. Application of these standards requires subjective determinations and requires management to make judgments about the value of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined that the April 2011 Note was the only element of the arrangement that had standalone value to the Strategic Partner separate from the other elements; thus, the Company accounted for the arrangement in two units of accounting. The distribution, license, service and support elements of the arrangement did not have value to the Strategic Partner on an individual basis, but together these elements did have value to the Strategic Partner and, therefore, represent a unit of accounting. The Company applied the relative selling price method to determine the value to associate with each unit of accounting. This method establishes a hierarchy of factors to consider when determining relative selling price: (1) vendor-specific objective evidence, (2) third-party evidence of selling price, or lastly, (3) management’s best estimate of the selling price. Because of the unique nature of the rights conveyed, there was no vendor-specific objective evidence or third-party evidence of relative selling price. Therefore, the Company was required to use its best estimate of the relative selling price of the deliverables comprising each unit of accounting. The Company determined the relative selling price of the unit of accounting associated with the distribution, license, service and support elements to be zero, as the Company would have conveyed these rights and assumed these obligations in exchange for the potential benefits from leveraging the distribution resources of the Strategic Partner (i.e. sales to the Strategic Partner are expected to yield similar net profits to those the Company generates on its direct customer sales). The other unit of accounting is comprised of the April 2011 Note with its junior security interest. Upon the issuance of the note, the note’s conversion feature did not require any accounting adjustment since it was a contingent feature subject to the completion of a qualified financing, which is not considered to be within the Company’s control. Therefore, the full $2,000,000 in cash proceeds was recorded as a liability related to the April 2011 Note. The Company determined that the February 2012 amendment to the April 2011 Note, which provided the optional conversion feature, represented conventional convertible debt and did not require any additional accounting treatment.

Summary of Convertible Notes Payable

The table below summarizes convertible notes payable by liability classification at December 31:

	Current		Long-term
	2012	2011	2012	2011

March 2010 Notes - principal	$-	$4,071,000	$-	$-
2011 Unit Offering Notes - principal	-	-	-	1,625,000
April 2011 Note - principal	-	-	2,000,000	2,000,000
Total convertible notes payable - principal	-	4,071,000	2,000,000	3,625,000
March 2010 Notes - unamortized discount	-	(117,405)	-	-
2011 Unit Offering Notes - unamortized discount	-	-	-	(316,610)
April 2011 Note - unamortized discount	-	-	-	-
Total unamortized discount	-	(117,405)	-	(316,610)
March 2010 Notes - net	-	3,953,595	-	-
2011 Unit Offering Notes - net	-	-	-	1,308,390
April 2011 Note - net	-	-	2,000,000	2,000,000
Total convertible notes payable - net	$-	$3,953,595	$2,000,000	$3,308,390

2010 Junior Secured Notes

In November 2010, the Company issued an aggregate of 10,714,286 units and received proceeds of $3,000,000. The units were sold to existing stockholders of the Company and existing holders of other Company securities.  Each unit consisted of a junior secured note, and one share of the Company’s common stock.  The Company issued 10,714,286 shares of common stock and junior secured notes in the aggregate principal amount of $3,000,000. The notes mature in November 2020 and accrue interest at the rate of 3.5% per annum. The notes are secured by a security interest in the assets of the Company, which security interest is junior and subordinate to the security interests that secure the BSC Notes and the April 2011 Note.   All outstanding principal and interest on the notes will be due and payable in a single payment upon maturity.

Under guidance in FASB ASC 470, the Company allocated the $3,000,000 in proceeds from the sale of the units between the junior secured notes and the shares of common stock issued based on their relative fair values with $2,775,300 being recorded as equity.  The junior secured notes were recorded at the principal amount of $3,000,000 less a discount of $2,775,300. This discount is being amortized to interest expense over the 10 year term of the notes using the effective interest method. The fair value of the notes was estimated based on an assumed market interest rate for notes of similar terms and risk. The fair value of the Company’s common stock was estimated by management using a market approach, with input from a third-party valuation specialist.

Four officers of the Company purchased an aggregate of 882,726 units in the offering for $247,164.  In addition, three non-employee directors of the Company also purchased an aggregate of 567,203 units for $158,816 in the offering.

Note 8 - Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
8.   Stockholders’ Equity

July 2012 Private Placement

In July 2012, the Company entered into securities purchase agreements for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.10 per unit (the “July PIPE Financing”).  Each unit consisted of one share of common stock and a warrant to purchase one-half share of common stock.  The pricing for the July PIPE Financing was set by the Company on June 25, 2012.

In the July PIPE Financing, the Company sold to the investors 5,454,523 shares of common stock, together with warrants to purchase 2,727,274 shares of common stock, for aggregate gross proceeds of $6,000,000.  Each warrant is exercisable for five years from the date of issuance and has an exercise price of $1.45 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions.  In addition, the exercise price of the warrants will be subject to weighted average anti‐dilution protection, such that the exercise price will be adjusted downward on a weighted average basis to the extent the Company issues common stock or common stock equivalents in a financing transaction at a price below the then prevailing warrant exercise price (see Note 11).  Non-employee directors of the Company invested a total of $269,980 in the July PIPE Financing. The Company’s placement agent for the July PIPE Financing, and its sub-placement agents, earned cash commissions of $480,000 as well as warrants to purchase 409,093 shares of the Company’s common stock. The placement agent warrants have the same terms and conditions as the investor warrants, except that the placement agent warrants have an exercise price of $1.10 per share.

In connection with the July PIPE Financing, the Company entered into registration rights agreements with the investors pursuant to which the Company agreed to prepare and file a registration statement with the SEC covering the resale of the shares of common stock and the shares of common stock underlying the warrants issued in the transaction. The Company filed that registration statement on August 13, 2012, and the registration statement became effective on September 21, 2012.  In the event the Company fails to continuously maintain the effectiveness of the registration statement (with certain permitted exceptions), the Company will incur certain liquidated damages to investors in the July PIPE Financing, up to a maximum amount of 6% of the investors’ investment in that transaction, or $360,000.  The Company must bear the costs, including legal and accounting fees, associated with the registration statement. Management believes the Company will be able to maintain continuous effectiveness of the registration statement and, as such, no liability has been recorded related to this liquidated damages provision.

Preferred Stock

In 2006, the Company issued 7,965,000 shares of Series A Convertible Preferred Stock. The holders of Series A Convertible Preferred Stock had the right to convert such shares, at any time, into shares of common stock at the then applicable conversion rate. In addition, the terms of the Series A Convertible Preferred Stock provided for automatic conversion into common stock at the then applicable conversion rate upon the closing of an initial public offering or the consent of holders of a majority of the outstanding shares of the Series A Convertible Preferred Stock. In connection with any of the foregoing conversion events, every four shares of Series A Convertible Preferred Stock would convert into one share of common stock, subject to adjustment for certain corporate events, including stock splits, stock dividends and recapitalizations. However, on December 15, 2011, the Company’s Board of Directors approved an amendment to the terms of the Series A Convertible Preferred Stock providing for the automatic conversion of all outstanding shares of Series A Convertible Preferred Stock into shares of common stock, on a 1-for-1 basis, upon the effectiveness of a Form 10 registration statement filed by the Company with the SEC under the Exchange Act. That amendment was approved by the stockholders of the Company on February 10, 2012, and a Certificate of Amendment effecting the change to the terms of the Series A Convertible Preferred Stock was filed with the State of Delaware on that same day. Accordingly, upon the effectiveness of the Company’s Form 10 on February 27, 2012, the outstanding shares of Series A Convertible Preferred Stock converted into 7,965,000 shares of the Company’s common stock.

On February 10, 2012, the stockholders of the Company also approved an Amended and Restated Certificate of Incorporation to be filed in connection with the effectiveness of the Company’s Form 10 registration statement.  The Company filed the Amended and Restated Certificate of Incorporation with the state of Delaware on February 27, 2012, and it became effective upon filing.  Under such Amended and Restated Certificate of Incorporation, the Company has the authority to issue up to 25,000,000 shares of preferred stock, and the Board of Directors has the authority, without further action by the stockholders, to issue up to that number of shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding.  In June 2012, the Board of Directors established the terms of a series of preferred stock known as “Series A Convertible Preferred Stock”.  The Board of Directors designated the Series A Convertible Preferred Stock solely to provide BSC a series of the Company’s preferred stock into which BSC could elect to convert the BSC Notes other than in connection with a qualified financing (see Note 6).  The Company has not issued any shares of the Series A Convertible Preferred Stock.  Likewise, the Company has not filed a Certificate of Designations with the Secretary of State of the State of Delaware to create the Series A Convertible Preferred Stock.  The Company does not intend to file such Certificate of Designations unless and until BSC elects to convert its BSC Notes into shares of the Series A Convertible Preferred Stock.

Summary of Conversions to Common Stock Upon Effectiveness of the Form 10

The table below summarizes the impact on the Company’s balance sheet and shares outstanding of the conversions to common stock that occurred upon the effectiveness of the Company’s Form 10 registration statement on February 27, 2012:

	Impact to Balance Sheet			Increase in
	Before Conversions	Impact of Conversions	After Conversions	Common Shares Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

The impact to accumulated deficit relates to the write-off of unamortized debt discounts and deferred financing costs.

Stock Incentive Plans

At December 31, 2011, the Company had four share-based compensation plans (a “1998 Plan”, a “2007 Plan”, and two “2010 Plans”, and referred to collectively herein as the “Plans”). The Plans provide for the granting of share-based awards, such as incentive and non-qualified stock options, to employees, directors, consultants and advisors. One of the 2010 Plans also provides for cash-based awards. Awards may be subject to a vesting schedule as set forth in each individual award agreement. The Company terminated the 1998 Plan, effective June 24, 2008, with respect to future grants such that no new options may be awarded under the 1998 Plan on or after June 24, 2008. Upon adoption of the 2010 Plans, the Company also ceased making awards under its 2007 Plan. A total of 3,815,675 shares of the Company’s common stock were reserved for issuance under the 2010 Plans, and awards with respect to a total of 3,246,450 shares have been made under the 2010 Plans.  In February 2012, the stockholders of the Company approved the creation of a new share-based incentive plan (the “2012 Plan”). With the adoption of the 2012 Plan, no additional grants under the 2010 Plans will be made. A total of 3,000,000 shares of the Company’s common stock were reserved for issuance under the 2012 Plan, of which awards as to 2,947,400 shares had been made as of December 31, 2012, thus, 52,600 shares remained available for award grants as of December 31, 2012 under the 2012 Plan.

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value (1)
Balance at January 1, 2010	669,777		$0.88	-	24.00	$4.28	$3,694,400
Exercisable at January 1, 2010		483,364	0.88	-	24.00	2.78	3,424,333
Granted (2)	3,246,450			1.80		1.80
Cancelled or forfeited	(153,750)		3.20	-	24.00	5.06
Outstanding at December 31, 2010	3,762,477		0.88	-	24.00	2.11	262,500
Exercisable at December 31, 2010		433,746	0.88	-	24.00	3.03	262,500
Cancelled or forfeited	(82,500)		1.80	-	24.00	4.93
Outstanding at December 31, 2011	3,679,977		0.88	-	9.64	2.05	-
Exercisable at December 31, 2011		1,501,659	0.88	-	9.64	2.15	-
Granted (2)	3,097,400		1.00		2.13	1.08
Exercised	(14,000)		1.80	-	9.64	1.80
Cancelled or forfeited	(331,250)		1.80	-	9.64	2.14
Outstanding at December 31, 2012	6,432,127		0.88	-	9.64	1.58	1,846,040
Exercisable at December 31, 2012		2,386,909	0.88	-	9.64	2.13	205,000

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.
(2)	All options granted during the years ended December 31, 2010 and 2012 were granted with exercise prices which were deemed to be the fair market value of the Company’s stock on the date of grant.

The following table summarizes information about stock options at December 31, 2012:

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Exercise Price
$0.88	-	1.17	3,033,900	8.53	$0.99	287,500	$0.89
1.63	-	2.13	3,216,700	8.16	1.79	1,917,882	1.80
3.20	-	9.64	181,527	3.55	7.61	181,527	7.61
			6,432,127	8.20	1.58	2,386,909	2.13

The weighted average grant date fair value of options granted during the years ended December 31, 2010 and 2012 was $0.83 and $0.48, respectively, and no options were granted in 2011.  A summary of the status of the Company’s nonvested stock options during the years ended December 31, 2010, 2011 and 2012 is presented below:

Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2010	186,413	$2.41
Granted	3,246,450	0.83
Forfeited	(41,667)	1.92
Vested	(62,465)	2.31
Nonvested December 31, 2010	3,328,731	0.88
Forfeited	(51,833)	0.88
Vested	(1,098,580)	0.89
Nonvested December 31, 2011	2,178,318	0.87
Granted	3,097,400	0.48
Forfeited	(258,517)	0.85
Vested	(971,984)	1.04
Nonvested December 31, 2012	4,045,218	0.56

As of December 31, 2012 there was a total of approximately $1,948,000 of unrecognized compensation cost related to share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of approximately 1.8 years.

The assumptions used in calculating the fair value using the Black-Scholes option-pricing model are set forth in the following table for options issued by the Company in 2012 and 2010 (no options were issued in 2011):

	Years Ended December 31,
	2012			2010
Dividend yield		0%		0%
Expected Volatility	45.17%	to	45.32%	44.81%
Risk free Interest rates	0.83%	to	1.13%	2.36%
Expected lives (years)		6.0		6.0

Warrants

In May 2012, the Company issued an aggregate of 1,250,000 common stock warrants to two non-employee directors in recognition of their long-standing support of the Company.  The warrants were immediately vested and exercisable upon issuance, have an exercise price of $1.00 per share, and have a term of five years.  The fair value of the 1,250,000 warrants issued was $514,250, which was calculated using the Black-Scholes valuation model. In addition, during year ended December 31, 2012, the Company issued 421,666 warrants to third parties with an exercise price of $1.00 and having a fair value of $349,003. The aggregate fair value of the aforementioned warrants of $863,253 was recorded as a selling, general and administrative expense during year ended December 31, 2012.

Warrants have been issued for terms of up to five years. Common stock warrants issued, expired, and outstanding during the years ended December 31, 2010, 2011 and 2012 are as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at January 1, 2010	410,542	$0.42
Issued	25,444	8.00
Outstanding at December 31, 2010	435,986	3.74
Expired	(410,542)	3.48
Issued	2,122,500	0.29
Exercised	(225,000)	0.01
Outstanding at December 31, 2011	1,922,944	0.43
Issued	7,652,071	1.05
Shares withheld on net settled exercises	(186,347)	0.70
Exercised	(624,832)	0.67
Outstanding at December 31, 2012	8,763,836	0.95

The assumptions used in calculating the fair value of warrants utilizing the Black-Scholes pricing model are as follows:

	Year Ended December 31,
	2012			2011			2010
Dividend yield		0%			0%		0%
Expected Volatility	40.96%	to	46.88%	48.67%	to	49.36%	44.81%
Risk free Interest rates	0.19%	to	0.77%	0.81%	to	1.13%	2.36%
Expected lives (years)	1.6	to	5.0		5.0		5.0

Note 9 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
9.   Income Taxes

The Company had no income tax expense for the years ended December 31, 2012, 2011 and 2010.  As the Company has incurred net operating losses, it has recognized valuation allowances for all net deferred income tax assets. The tax effect of temporary differences and net operating losses that give rise to components of deferred income tax assets and liabilities consist of the following:

	As of December 31,
	2012	2011
Deferred income tax assets (liabilities):
Property and equipment	$(54,443)	$(144,185)
Deferred revenue	246,740	1,517,024
Accrued expenses	288,338	1,138,800
Share based compensation related	1,094,927	451,557
Other	546,636	275,650
Net operating loss carryforwards	19,816,443	18,509,210
	21,938,641	21,748,056
Less valuation allowance	(21,938,641)	(21,748,056)
	$-	$-

The Company has a cumulative federal net operating loss of approximately $52,000,000 as of December 31, 2012 which begins to expire in 2015. Under Section 382 and 383 of the Internal Revenue Code, if an ownership change occurs with respect to a “loss corporation”, as defined, there are annual limitations on the amount of the net operating loss and other deductions which are available to the Company. The Company has not determined whether such ownership change has occurred. However, given the equity transactions in which the Company has engaged, the Company believes that the use of the net operating losses shown as deferred tax assets will be significantly limited.

Management has evaluated the effect of guidance provided by GAAP regarding accounting for uncertainty in income taxes and determined the Company has no uncertain tax positions that could have a significant impact on its financial statements. The Company’s income tax returns after 2008 remain open for examination.

Note 10 - Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
10. Commitments

Leases

The Company leases office space in Tennessee and California under non-cancellable operating leases. The leases expire in 2014 and 2015, respectively.

Future minimum lease payments under non-cancellable operating leases are as follows:

Years ending December 31,
2013	$142,680
2014	140,583
2015	62,638
Total minium payments	$345,901

Rent expense under all operating leases was approximately $145,000, $174,000 and $181,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

Licenses

Certain license arrangements require minimum royalty payments.  As of December 31, 2012, future minimum royalty payments are as follows:

Years ending December 31,
2013	$95,000
2014	95,000
2015	95,000
2016	95,000
2017	95,000
Thereafter	915,000
Total minium payments	$1,390,000

Royalty payment amounts may be greater than the minimum required payment amounts based on the negotiated royalty rates. If the Company sublicenses the intellectual property that is licensed from the licensor and the Company receives any royalty payment under or with respect to such sublicense, the Company is obligated to pay the licensor an agreed upon percentage of any such payment(s). Under the terms of these license agreements, the Company is required to reimburse the licensor for all costs associated with patent filing, prosecution and maintenance as well as expenses related to enforcing the related patent rights. The Company may terminate these license agreements for any reason, upon giving the licensor either 60 or 90 days written notice, depending on the agreement. The Company has not sold any products to date that are subject to royalties under the arrangements mentioned above that provide for minimum royalty payments.

Co-Development Agreement

The Company has entered into a co-development agreement whereby it would pay up to approximately $2,476,000 in milestone-based payments for software development to be used in conjunction with products being developed by the Company. The software, upon completion, will be owned by the co-developer and sold through licenses. The co-developer will pay the Company a fixed amount per license sold by the co-developer until the Company recoups its investment in the software. At December 31, 2012, the Company has made a total of $1,373,889 in milestone payments.

Shared Research Agreements

The Company entered into research agreements with certain universities whereby the Company committed to pay certain research-related expenses. At December 31, 2012, the Company’s accounts payable balance includes approximately $599,000 related to one of these agreements.  In addition, as of December 31, 2012, the Company is obligated to make payments totaling approximately $238,000, all payable in 2013 for research to be performed in 2013, under another such agreement.

Master Services and Software License Agreement

Effective June 22, 2012, the Company and its ClearPoint system software development partner entered into an amendment (the “Software Amendment”) to the master services and licensing agreement (the “Master Software Agreement”) between the parties.

The Company entered into the Master Software Agreement in July 2007 for the software development partner to develop on the Company’s behalf, based on the Company’s detailed specifications, a customized software solution for the Company’s ClearPoint system. The software development partner was in the business of providing software development and engineering services on a contract basis to a number of companies. In developing the Company’s ClearPoint system software, the software development partner utilized certain of its own pre-existing software code. Under the Master Software Agreement, the Company received a non-exclusive, worldwide license to that code as an integrated component of the Company’s ClearPoint system software. In return, the Company agreed to pay the software development partner a license fee for each copy of the ClearPoint system software that the Company distributes, subject to certain minimum license purchase commitments by the Company.

Pursuant to the Software Amendment, the Company agreed to issue the software development partner 1,500,000 shares of the Company’s common stock (1) in full payment and satisfaction of license fees owed to the software development partner in the amount of $612,500 for licenses previously purchased by the Company, (2) in full payment and satisfaction of all of the Company’s remaining minimum license purchase commitments from the software development partner in the amount of $962,500, and (3) in exchange for additional licenses provided by the software development partner to the Company valued at $87,500 based on the original terms of the Master Software Agreement. The Company applied guidance in FASB ASC 505-50, “Equity-Based Payments to Non-Employees,” using the contractual value of the amounts owed and of the licenses acquired to measure and record the transaction. The portion of the licenses purchased by the Company that is not expected to be sold or placed in service during the next twelve months, in the amount of $1,137,500, has been recorded as a non-current asset, software license inventory.

In addition, in September 2012, the Company and the software development partner entered into a new statement of work under the Master Software Agreement, pursuant to which the software development partner agreed to make certain enhancements to the ClearPoint system software in exchange for payments to be made over a twelve month period of $300,000 in the aggregate.  A total of $100,000 was paid under this statement of work in 2012; the balance of $200,000 is scheduled to be paid in 2013.

Cardiac EP Business Participation Plan

In June 2010, the Company adopted a plan to provide a key product development advisor and consultant with financial rewards in the event that the Company sells its business operations relating to catheter-based MRI-guided cardiac ablation to treat cardiac arrhythmias, which the Company refers to as its cardiac EP operations. In the event that the Company sells its cardiac EP operations, whether on a stand-alone basis or as part of the sale of the Company, the participant will receive a payment under the plan equal to (i) the transaction value paid for or allocated to the cardiac EP operations in the sale, multiplied by (ii) the participant’s “participation interest” at the time of the sale. The participant was initially awarded a participation interest of 6.6%.  However, pursuant to the terms of the plan, the participation interest is equitably reduced from time to time to take into account equity financing transactions in which the Company issues shares of its common stock, or securities convertible into shares of its common stock, in exchange for cash proceeds. At December 31, 2012, the participation interest was 3.7%.  The plan will terminate in June 2025.

Employment Agreements

During 2012, the Company entered into employment agreements (each, an “Employment Agreement,” and collectively, the “Employment Agreements”) with five executive officers (each, an “Executive,” and collectively, the “Executives”).  Among other provisions customary for agreements of this nature, the Employment Agreements provide for severance in the event of a termination without cause or if the Executive terminates his employment for good reason, as those terms are defined in each Employment Agreement. Likewise, the Employment Agreements provide for certain payments in connection with a change of control transaction.

Key Personnel Incentive Program

The Company adopted its Key Personnel Incentive Program to provide a key consultant (who is a non-employee director of the Company) and a key employee (collectively, the “Participants”) with the opportunity to receive incentive bonus payments based on the performance of future services to the Company or upon a consummation of a transaction involving the sale of the Company. In June 2012, the Participants voluntarily and irrevocably relinquished their rights to receive, and the Participants discharged the Company from its obligations to make, any and all incentive bonus payments under the Key Personnel Incentive Program based on the performance of services.

Pursuant to the Key Personnel Incentive Program, in the event of a sale transaction, each of the Participants will be entitled to receive an incentive bonus payment equal to $1,000,000.  In addition, one of the Participants will also receive an incentive bonus payment equal to 1.4% of net proceeds from the sale transaction in excess of $50,000,000, but not to exceed $700,000. If a sale has not occurred by December 31, 2025, the Key Personnel Incentive Program will terminate.

Because the Company was discharged from any obligations to make incentive bonus payments related to performance of services under the Key Personnel Incentive Program, in June 2012 the Company reversed all amounts previously accrued for such service-based payments under the program. This resulted in a credit to reversal of R&D obligation of $882,537 in 2012 for the amounts that had been accrued as research and development costs in 2010, 2011 and during the first three months of 2012 ($120,895 was accrued during the three months ended March 31, 2012).

Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
11. Subsequent Events

January 2013 Private Placement

In January 2013, the Company entered into a securities purchase agreement for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.20 per unit (the “January Financing Transaction”).  Each unit consisted of one share of common stock and a warrant to purchase one-half share of common stock.

In the January Financing Transaction, the Company sold to the investors 9,201,684 shares of common stock, together with warrants to purchase 4,600,842 shares of common stock, for aggregate gross proceeds of approximately $11,000,000, before commissions and offering expenses.  Each warrant is exercisable for five years from the date of issuance and has an exercise price of $1.75 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions.  In the event the Company issues shares of its common stock or common stock equivalents in a financing transaction after the January Financing Transaction at a price below the then prevailing warrant exercise price, the exercise price of the warrants will be adjusted downward to the price at which the Company issues the common stock or common stock equivalents.  Additionally, the warrants contain a net-cash settlement feature which gives the warrant holder the right to net-cash settlement using the Black-Scholes valuation model in the event certain transactions occur. The Company will apply guidance in ASC 815-40 to account for the net-cash settlement provision of the warrants which will result in a portion of the net proceeds of the January Financing Transaction being recorded as a derivative liability.  Thereafter, the fair value of this derivative liability will be calculated each reporting period and the liability adjusted through charges or credits to the statements of operations. Non-employee directors of the Company invested a total of $402,000 in the January Financing Transaction. The Company’s placement agents for the January Financing Transaction earned commissions of approximately $1,100,000.

In connection with the January Financing Transaction, the Company entered into a registration rights agreement with the investors pursuant to which the Company agreed to prepare and file a registration statement with the SEC covering the resale of the shares of common stock and the shares of common stock underlying the warrants issued in the financing.  The Company must bear the costs, including legal and accounting fees, associated with the registration of those shares.  The Company filed that registration statement on February 11, 2013. The Company will be required to use its best efforts to have the registration statement declared effective as soon as practicable.  In the event the registration statement is not declared effective by the SEC on or prior to the effectiveness deadline set forth in the registration rights agreement, or if the Company fails to continuously maintain the effectiveness of the registration statement (with certain permitted exceptions), the Company will incur certain damages to the investors, up to a maximum amount of 12% of the investors’ investments in the January Financing Transaction, or approximately $1,300,000.

As a consequence of the January Financing Transaction described above, the exercise price of the warrants issued by the Company in the July PIPE Financing (see Note 8) has been adjusted from $1.45 per share to $1.41 per share.

Modification of Terms of April 2011 Note (see Note 7)

On February 21, 2013, the Strategic Partner delivered notice to the Company of the Strategic Partner’s election to convert the April 2011 Note into shares of the Company’s common stock at the conversion price of $0.60 per share.  However, prior to the issuance of those conversion shares, on March 6, 2013 the Company and the Strategic Partner entered into a loan modification, and, as a result, the Strategic Partner revoked its election to convert the April 2011 Note into shares of common stock.  Under the loan modification, the April 2011 Note was amended (i) to remove the equity conversion feature, such that the April 2011 Note is no longer convertible into any shares of the Company’s capital stock, (ii) to reduce the interest rate, beginning March 6, 2013, from 10% per year to 5.5% per year, (iii) to ease certain loan covenants, and (iv) to reflect a new note principal balance of $4,289,444, which represents the sum of (A) the original principal balance of the April 2011 Note in the amount of $2,000,000, plus (B) interest accrued under the April 2011 Note through March 6, 2013 in the amount of $389,444, plus (C) $1,900,000.  Both principal and interest will be due on the original maturity date in April of 2016.  The Company will apply guidance in FASB ASC 470-50, “Debt Modifications and Extinguishments,” which requires calculating the fair value of the April 2011 Note, as of the loan modification date, based on the amended terms.  The difference between the fair value and the carrying value will be recorded as a charge to the statement of operations during the three months ended March 31, 2013.

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company holds its cash and cash equivalents on deposit with financial institutions in the United States insured by the Federal Deposit Insurance Corporation (“FDIC”).  At December 31, 2012 no amounts on deposit were in excess of FDIC limits.

The Company is subject to risks common to emerging companies in the medical device industry including, but not limited to: new technological innovations, dependence on key personnel, dependence on key suppliers, changes in general economic conditions and interest rates, protection of proprietary technology, compliance with changing government regulations and taxes, uncertainty of widespread market acceptance of products, access to credit for capital purchases by customers, and product liability claims. Certain components used in manufacturing have relatively few alternative sources of supply and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company’s supply requirements may negatively impact future operating results.

Receivables at December 31, 2012 and all product revenues for the year ended December 31, 2012 relate to sales to a limited number of customers located in the United States (“U.S.”) and to one distributor outside of the U.S. Sales to two of these hospital customers and the distributor each represented between 14% and 16% of total product sales, respectively. The Company may perform credit evaluations of its customers’ financial condition and, generally, requires no collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful, but the Company has not experienced any credit losses or recorded any allowances to date.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.
Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values of the Company’s outstanding notes payable at December 31, 2012:

	Carrying Values	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,636,380
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	195,549	1,920,844

The difference between the carrying value of the related party BSC convertible notes payable, which is equal to the face value due to troubled debt restructuring accounting (see Note 6), and the estimated fair value is attributable to the fact that no interest is charged per the terms of the convertible notes payable, which is below market.  The difference between the carrying value and the fair value of the junior secured notes payable relates to an unamortized debt discount.  This discount resulted from the relative fair value assigned to the junior secured notes payable at the time of issuance, as the notes were issued in connection with a unit offering, with the units consisting of a note payable and shares of the Company’s common stock.

The Company measures certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (“Level 1”), the next priority is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability (“Level 2”) and the lowest priority to unobservable inputs (“Level 3”). See Note 6 for fair value information related to the Company’s derivative liability, which is the only asset or liability carried at fair value by the Company on a recurring basis at December 31, 2012.

Inventory, Policy [Policy Text Block]
Inventory

Inventory is carried at the lower of cost (first-in, first-out (“FIFO”) method) or net realizable value. All items included in inventory relate to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset.  The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment, including loaned ClearPoint systems, are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the life of the related lease.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment). Whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets exceeds the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses for the years ended December 31, 2012, 2011, or 2010.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company’s revenues arise from: (1) the sale of ClearPoint system reusable components, including associated installation services; (2) sales of ClearPoint disposable products; and (3) license and development arrangements. The Company recognizes revenue, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605-10-S99, “Revenue Recognition”, when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is probable and risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement.

(1) Sale of ClearPoint system reusable components — Generally, revenues related to ClearPoint system sales are recognized upon installation of the system and the completion of training of at least one of the customer’s physicians, which typically occurs concurrently with the ClearPoint system installation. ClearPoint system reusable components include software. This software is integral to the utility of the ClearPoint system as a whole, and as such, the provisions of FASB ASC 985-605, “Software Revenue Recognition,” are not applicable. Sales of reusable components that have stand-alone value to the customer are recognized when risk of loss passes to the customer. Sales of reusable components to a distributor that has been trained to perform ClearPoint system installations are recognized at the time risk of loss passes to the distributor.

(2) Sales of ClearPoint disposable products - Revenues from the sale of ClearPoint disposable products utilized in procedures performed using the ClearPoint system are recognized at the time risk of loss passes, which is generally at shipping point or upon delivery to the customer’s location, depending upon the specific terms agreed upon with each customer.

 (3) License and development arrangements— The Company analyzes revenue recognition on an agreement by agreement basis as discussed below.

•
Related Party Revenue Recognition under BSC Neuro Agreement (Note 5) — The Company analyzed whether the components of the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding Multiple-Element Arrangements requires subjective determinations and requires management to make judgments about the values of the individual elements and whether delivered elements were separable from the other aspects of the contractual relationship. The Company has determined that it did not and does not have clear and objective evidence of the fair values of each of the various elements of the agreement and, therefore, under these standards, the deliverables under this agreement are being treated as one unit of accounting.

This agreement required achievement of specified milestones in the development of an MRI-safe implantable lead by December 31, 2012. The agreement provided that, if the milestones were not achieved by that date and such failure was not the result of BSC Neuro’s failure to reasonably cooperate with the Company in pursuing the milestones, the Company would be required to repay BSC Neuro certain amounts, including any development expenses and milestone payments previously made to the Company under the agreement and any patent prosecution costs incurred by BSC Neuro with respect to the intellectual property licensed under the agreement. In drafting that provision of the agreement, the parties contemplated that the Company would be the party primarily performing the lead development activities, with assistance to be provided by BSC Neuro.  However, subsequent to the execution of the agreement, BSC Neuro assumed responsibility for the lead development efforts under the agreement, and, consequently, BSC Neuro wholly controlled the pace and progress of the development efforts.  The existence of the repayment provision indicated that the sales price was not fixed or determinable and all monies received should be deferred until such time that BSC Neuro acknowledged that the repayment provision would not be triggered. BSC Neuro acknowledged that the repayment will not be triggered and, as such, the related party revenue under this agreement that had previously been deferred has been recognized by the Company during the year ended December 31, 2012.

Future product royalty income related to the agreement will be recognized as the related products are sold and the related royalties are payable to the Company.

•
Related Party Revenue Recognition under BSC Cardiac Agreement (Note 5) — The Company analyzed whether the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding Multiple-Element Arrangements requires management to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship. The Company determined it did not and does not have clear and objective evidence of fair value of the various elements of the agreement and, therefore, under these standards, the deliverables are being treated as one unit of accounting.

The Company defers recognition of non-refundable upfront license fees if there are continuing performance obligations without which the technology, know-how, rights, products or services conveyed in conjunction with the non-refundable fees have no utility to the licensee that could be considered separate and independent of the Company’s performance under other elements of the arrangement. Since the Company has continuing involvement through research and development services that is required because the Company’s know-how and expertise related to the technology are proprietary to the Company, such upfront fees are deferred and recognized over the estimated period of continuing involvement on a straight-line basis.

Amounts to be received related to substantive, performance-based milestones in research and development arrangements will be recognized upon receipt. Future product royalty income related to the agreement will be recognized as the related products are sold and amounts are payable to the Company.

•
Service Revenues - In 2011, the Company entered into an agreement to provide development services to a third party.  Under this agreement, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, plus actual direct internal labor costs (including the cost of employee benefits),  plus an overhead markup of the direct internal labor costs incurred.  Revenue is recognized in the period in which the Company incurs the related costs. During the years ended December 31, 2012 and 2011, the Company recorded service revenues of approximately $531,000 and $63,000, respectively, related to this agreement. From time to time, the Company may also perform development services for other third parties evidenced by either a development agreement or a purchase order. During 2012, the Company recorded revenues totaling $10,000 for such services. The Company did not recognize any service revenues for the year ended December 31, 2010.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

Costs related to research, design and development of products are charged to research and development expense as incurred. These costs include direct salary and employee benefit related costs for research and development personnel, costs for materials used in research and development activities and costs for outside services. Since most of the expenses associated with the Company’s development service revenues relate to existing internal resources, these amounts are included in research and development costs.

Costs of Withdrawn IPO Policy [Policy Text Block]
Costs of Withdrawn IPO

In 2009, the Company filed a registration statement with the SEC relating to the initial public offering (“IPO”) of shares of the Company’s common stock. In 2010, the Company made the decision to withdraw its registration statement and to cancel the planned IPO. Costs which had been deferred totaling $1,788,609 were recorded as costs of withdrawn IPO in the statement of operations in 2010.

Other Income (Expense) Policy [Policy Text Block]
Other Income (Expense)

During 2010 the Company recorded other income related to grants received under the Qualifying Therapeutic Discovery Project program administered under section 48D of the Internal Revenue Code.  Included in net other income in 2010 is other income related to the grants of $415,615, which is net of expenses paid to a service firm that assisted the Company in completing the grant applications.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes under FASB ASC 740, “Income Taxes.” Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax basis. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date.

Due to uncertainties surrounding the realization of the deferred income tax assets in future periods, the Company has recorded a 100% valuation allowance against its net deferred income tax assets. If it is determined in the future that it is more likely than not that any deferred income tax assets are realizable, the valuation allowance will be reduced by the estimated net realizable amounts.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share

The Company calculates net loss per share in accordance with FASB ASC 260, “Earnings per Share.” Basic earnings per share (“EPS”) is calculated by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period, without giving consideration to common stock equivalents. Diluted EPS is computed by dividing the net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury stock method when net income is reported. For all periods presented, since such periods resulted in net losses, diluted net loss per share is the same as basic net loss per share. The following table sets forth potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	As of December 31,
	2012	2011	2010

Stock options	6,432,127	3,679,977	3,762,477
Warrants	8,763,836	1,922,944	435,986
Shares under convertible note agreements	4,454,362	1,046,263	997,678
	19,650,325	6,649,184	5,196,141

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) in accordance with FASB ASC 718, “Compensation – Stock Compensation.” Under ASC 718, the fair value of each award is estimated as of the grant date and amortized as compensation expense over the requisite vesting period. The fair values of the Company’s share-based awards are estimated on the grant dates using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated award terms and risk-free interest rates during the expected terms. To estimate the expected terms, the Company utilizes the “simplified” method for “plain vanilla” options discussed in the SEC’s Staff Accounting Bulletin 107 (“SAB 107”). The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method apply to the Company and the Company’s share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available. The Company based its estimate of expected volatility on the average of historical volatilities of publicly traded companies it deemed similar to the Company because the Company lacks its own relevant historical volatility data. The Company will consistently apply this methodology until a sufficient amount of historical information regarding the volatility of the Company’s own share prices becomes available. The Company utilizes risk-free interest rates based on a zero-coupon U.S. treasury instruments, the terms of which are consistent with the expected terms of the stock awards. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Determination of Privately-Held Equity Securities

Determining the fair value of shares of privately held companies requires making complex and subjective judgments. Prior to the time the Company’s common stock was publicly traded, the Company used the income approach, the market approach, and the probability weighted expected return method to estimate the enterprise values for the dates on which common stock were issued/granted and outstanding. The income approach was based on estimated future cash flows which utilized the Company’s forecasts of revenue and costs. The assumptions underlying the revenue and cost estimates were consistent with the Company’s business plan. The market approach was based on recent sales of the Company’s common stock in privately negotiated transactions between stockholders, the once anticipated initial public offering (“IPO”) price of the Company’s common stock, or conversion terms negotiated with holders of convertible securities issued by the Company. When the Company began the process of preparing for its IPO, it began to utilize the probability weighted expected return method, which was based on identifying the most likely liquidity events for the Company, the probability of each occurring, and the equity values for each after applying different percentages to the likelihood of the different values assigned to each anticipated outcome of those events. Once the Company’s planned IPO was withdrawn in the third quarter of 2010, the Company reverted to using the income and market approaches previously utilized. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discounts for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Since May 21, 2012, the Company’s common stock has been traded in the over-the-counter market and has been quoted on the OTC Bulletin Board under the symbol MRIC.  Prior to the time the Company’s stock became publicly traded, the fair value of the Company’s common stock, as well as the common stock underlying options and warrants, granted as compensation, or issued in connection with the settlement of liabilities (“stock based transactions”), were estimated by management, with input from a third-party valuation specialist from time to time. Since the Company’s common stock has been publicly traded, the closing stock price has been used as a key input in determining the fair value for stock based transactions.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with FASB ASC Topic 815, “Derivatives and Hedging,” which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recording of all derivatives on the balance sheet at their fair values (Note 6). Changes in the fair values of derivatives are recorded each period as gains or losses in the statements of operations unless the derivatives qualify for hedge accounting.  At December 31, 2012 and 2011, the Company did not have any derivative instruments that were designated as hedges.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements

In June 2011, the FASB issued new accounting guidance related to the presentation of comprehensive income that increases comparability between GAAP and International Financial Reporting Standards (“IFRS”). This guidance requires companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements, eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. Public entities are required to apply this guidance for fiscal years and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance during the year ended December 31, 2012, and the adoption of this guidance had no impact on the Company’s results of operations or financial position and is not expected to have a significant impact on the Company’s future results of operations or financial position.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between GAAP and IFRS. This update changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This guidance was effective for annual periods beginning after December 15, 2011 (the 2012 fiscal year) and applied prospectively. As this guidance is only disclosure related, it did not have any effect on the carrying value of the assets or liabilities on the Company’s balance sheet as of December 31, 2012.

For the year ended December 31, 2012, the Company adopted the accounting standard update regarding fair value measurement. This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This standard update also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this standard update did not have a significant impact on the Company’s financial statements.

In July 2012, the accounting standard update regarding testing of intangible assets for impairment was issued. This standard update allows companies the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. An entity is not required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative impairment test unless the entity determines that it is more likely than not the asset is impaired. The Company will adopt this standard update during the first quarter of 2013. The adoption of this standard update is not expected to have a significant impact on the Company’s financial statements.

Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	Carrying Values	Estimated Fair Value
Related party BSC convertible notes payable	$4,338,601	$3,636,380
Convertible note payable	2,000,000	2,000,000
Junior secured notes payable	195,549	1,920,844

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	As of December 31,
	2012	2011	2010

Stock options	6,432,127	3,679,977	3,762,477
Warrants	8,763,836	1,922,944	435,986
Shares under convertible note agreements	4,454,362	1,046,263	997,678
	19,650,325	6,649,184	5,196,141

Note 3 - Inventory (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	2012	2011
Work in process	$494,290	$454,366
Software license inventory	344,500	467,000
Finished goods	60,912	47,452
Inventory included in current assets	899,702	968,818
Software license inventory (see Note 10)	1,137,500	-
	$2,037,202	$968,818

Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	2012	2011

Equipment	$1,044,969	$934,253
Furniture and fixtures	105,376	106,054
Leasehold improvements	157,236	157,236
Computer equipment and software	114,786	101,482
Loaned systems	1,063,777	723,975
	2,486,144	2,023,000
Less accumulated depreciation and amortization	(1,199,029)	(804,170)
Total property and equipment, net	$1,287,115	$1,218,830

Note 6 - Related Party Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions Used in Calculating Fair Value of Derivative Liability [Table Text Block]
	December 31,
	2012	2011
Dividend yield	0%	0%
Expected volatility	41.98%	46.58%
Risk free interest rate	0.31%	0.25%
Expected remaining term (years)	1.8	0.15
Common stock price	$1.60	$0.60

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Derivative liability at January 1, 2010	$1,227,500
Gain on change in fair value of derivative liability	(1,227,500)
Derivative liability at December 31, 2010 and 2011	-
Loss on change in fair value of derivative liability	789
Derivative liability at December 31, 2012	$789

Schedule of Related Party Transactions [Table Text Block]
	2012	2011

BSC Notes - principal	$4,338,601	$3,500,000
Summer 2011 Notes - principal	-	1,310,000
Total related party notes payable - principal	4,338,601	4,810,000
Summer 2011 Notes - unamortized discount	-	(432,706)
Total related party notes payable - unamortized discount	-	(432,706)
BSC Notes - net	4,338,601	3,500,000
Summer 2011 Notes - net	-	877,294
Total related party notes payable - net	$4,338,601	$4,377,294

Note 7 - Other Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	Current		Long-term
	2012	2011	2012	2011

March 2010 Notes - principal	$-	$4,071,000	$-	$-
2011 Unit Offering Notes - principal	-	-	-	1,625,000
April 2011 Note - principal	-	-	2,000,000	2,000,000
Total convertible notes payable - principal	-	4,071,000	2,000,000	3,625,000
March 2010 Notes - unamortized discount	-	(117,405)	-	-
2011 Unit Offering Notes - unamortized discount	-	-	-	(316,610)
April 2011 Note - unamortized discount	-	-	-	-
Total unamortized discount	-	(117,405)	-	(316,610)
March 2010 Notes - net	-	3,953,595	-	-
2011 Unit Offering Notes - net	-	-	-	1,308,390
April 2011 Note - net	-	-	2,000,000	2,000,000
Total convertible notes payable - net	$-	$3,953,595	$2,000,000	$3,308,390

Note 8 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Impact of Conversions to Common Stock [Table Text Block]
	Impact to Balance Sheet			Increase in
	Before Conversions	Impact of Conversions	After Conversions	Common Shares Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value (1)
Balance at January 1, 2010	669,777		$0.88	-	24.00	$4.28	$3,694,400
Exercisable at January 1, 2010		483,364	0.88	-	24.00	2.78	3,424,333
Granted (2)	3,246,450			1.80		1.80
Cancelled or forfeited	(153,750)		3.20	-	24.00	5.06
Outstanding at December 31, 2010	3,762,477		0.88	-	24.00	2.11	262,500
Exercisable at December 31, 2010		433,746	0.88	-	24.00	3.03	262,500
Cancelled or forfeited	(82,500)		1.80	-	24.00	4.93
Outstanding at December 31, 2011	3,679,977		0.88	-	9.64	2.05	-
Exercisable at December 31, 2011		1,501,659	0.88	-	9.64	2.15	-
Granted (2)	3,097,400		1.00		2.13	1.08
Exercised	(14,000)		1.80	-	9.64	1.80
Cancelled or forfeited	(331,250)		1.80	-	9.64	2.14
Outstanding at December 31, 2012	6,432,127		0.88	-	9.64	1.58	1,846,040
Exercisable at December 31, 2012		2,386,909	0.88	-	9.64	2.13	205,000

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Exercise Price
$0.88	-	1.17	3,033,900	8.53	$0.99	287,500	$0.89
1.63	-	2.13	3,216,700	8.16	1.79	1,917,882	1.80
3.20	-	9.64	181,527	3.55	7.61	181,527	7.61
			6,432,127	8.20	1.58	2,386,909	2.13

Schedule of Nonvested Share Activity [Table Text Block]
Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2010	186,413	$2.41
Granted	3,246,450	0.83
Forfeited	(41,667)	1.92
Vested	(62,465)	2.31
Nonvested December 31, 2010	3,328,731	0.88
Forfeited	(51,833)	0.88
Vested	(1,098,580)	0.89
Nonvested December 31, 2011	2,178,318	0.87
Granted	3,097,400	0.48
Forfeited	(258,517)	0.85
Vested	(971,984)	1.04
Nonvested December 31, 2012	4,045,218	0.56

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Years Ended December 31,
	2012			2010
Dividend yield		0%		0%
Expected Volatility	45.17%	to	45.32%	44.81%
Risk free Interest rates	0.83%	to	1.13%	2.36%
Expected lives (years)		6.0		6.0

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding at January 1, 2010	410,542	$0.42
Issued	25,444	8.00
Outstanding at December 31, 2010	435,986	3.74
Expired	(410,542)	3.48
Issued	2,122,500	0.29
Exercised	(225,000)	0.01
Outstanding at December 31, 2011	1,922,944	0.43
Issued	7,652,071	1.05
Shares withheld on net settled exercises	(186,347)	0.70
Exercised	(624,832)	0.67
Outstanding at December 31, 2012	8,763,836	0.95

Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
	Year Ended December 31,
	2012			2011			2010
Dividend yield		0%			0%		0%
Expected Volatility	40.96%	to	46.88%	48.67%	to	49.36%	44.81%
Risk free Interest rates	0.19%	to	0.77%	0.81%	to	1.13%	2.36%
Expected lives (years)	1.6	to	5.0		5.0		5.0

Note 9 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2012	2011
Deferred income tax assets (liabilities):
Property and equipment	$(54,443)	$(144,185)
Deferred revenue	246,740	1,517,024
Accrued expenses	288,338	1,138,800
Share based compensation related	1,094,927	451,557
Other	546,636	275,650
Net operating loss carryforwards	19,816,443	18,509,210
	21,938,641	21,748,056
Less valuation allowance	(21,938,641)	(21,748,056)
	$-	$-

Note 10 - Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31,
2013	$142,680
2014	140,583
2015	62,638
Total minium payments	$345,901

Schedule of Future Minimum Royalty Payments [Table Text Block]
Years ending December 31,
2013	$95,000
2014	95,000
2015	95,000
2016	95,000
2017	95,000
Thereafter	915,000
Total minium payments	$1,390,000

NON-CASH TRANSACTIONS (Detail) (USD $)	1 Months Ended		2 Months Ended	12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Accrued Interest Added to Principal Balances of Original Notes		$ 838,601
Debt Conversion, Original Debt, Amount		10,811,500
Debt Conversion, Original Debt, Interest Amount		974,311
Adjustments to Additional Paid in Capital, Warrant Issued		405,602			649,734	120,218
Warrants Issued During Period, Value (in Dollars)			383,204
Debt Instrument, Convertible, Beneficial Conversion Feature			383,204	383,204	163,633	834,555
Stock Issued During Period, Shares, Settlement of Accounts Payable (in Shares)	1,500,000
Accounts Payable Settled In Noncash Transaction	612,500
Noncash or Part Noncash Acquisition, Other Assets Acquired	1,050,000
Deferred Offering Costs				24,219	66,500
Transfer from Inventory to Property and Equipment				339,802	550,105	173,870
Issued to Placement Agents and Subagents [Member]
Warrants Issued During Period, Value (in Dollars)		237,299
The 2011 Unit Offering Note [Member]
Adjustments to Additional Paid in Capital, Warrant Issued					163,633
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 163,633

Note 1 - Description of the Business and Liquidity (Detail) (USD $)	1 Months Ended					2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended				1 Months Ended
	Jul. 31, 2012	Sep. 30, 2011	Apr. 30, 2011	Nov. 30, 2010	Mar. 31, 2010	Feb. 28, 2012	Dec. 31, 2011	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2013 Subsequent Event [Member] Net [Member]	Jan. 31, 2013 Subsequent Event [Member]
Net Income (Loss) Attributable to Parent									$ (5,707,136)	$ (8,311,411)	$ (9,454,235)
Retained Earnings (Accumulated Deficit)							(59,788,610)		(65,495,746)	(59,788,610)
Net Cash Provided by (Used in) Operating Activities									(7,433,816)	(6,239,595)	(7,707,253)
Proceeds from Issuance of Private Placement (in Dollars)	5,516,495								5,516,495				9,900,000	11,000,000
Proceeds from Issuance or Sale of Equity		1,310,000		3,000,000		3,424,950	1,521,610	4,946,560	3,424,950	2,831,610	3,000,000
Proceeds from Convertible Debt			2,000,000		3,777,142					2,000,000	3,777,142
Cash and Cash Equivalents, at Carrying Value							$ 145,478		$ 1,620,005	$ 145,478	$ 1,577,314	$ 2,569,129

Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Development Services [Member]	Dec. 31, 2011 Development Services [Member]	Dec. 31, 2012 Development Services for Other Third Parties [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Minimum [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Maximum [Member]	Dec. 31, 2012 Privately-Held Equity Securities [Member] Minimum [Member]	Dec. 31, 2012 Privately-Held Equity Securities [Member] Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Concentration Risk, Percentage						14.00%	16.00%
Property, Plant and Equipment, Useful Life										5 years	7 years
Revenue, Net (in Dollars)			$ 531,000	$ 63,000	$ 10,000
Other Cost and Expense, Operating (in Dollars)		1,788,609
Revenue from Grants (in Dollars)		$ 415,615
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Inputs, Discount Rate								22.00%	35.00%
Fair Value Inputs, Discount for Lack of Marketability								15.00%	35.00%
Fair Value Inputs, Discount Rate for Lack of Control								20.00%	30.00%

Note 2 - Summary of Significant Accounting Policies (Detail) - Carrying Values and Estimated Fair Values of Outstanding Notes (USD $)	Dec. 31, 2012
Related Party BSC Convertible Notes Payable [Member]
Carrying Value	$ 4,338,601
Estimated Fair Value	3,636,380
Convertible Note Payable [Member]
Carrying Value	2,000,000
Estimated Fair Value	2,000,000
Junior Secured Notes Payable [Member]
Carrying Value	195,549
Estimated Fair Value	$ 1,920,844

Note 2 - Summary of Significant Accounting Policies (Detail) - Anti-dilutive Securities	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive securities	19,650,325	6,649,184	5,196,141
Stock Options [Member]
Antidilutive securities	6,432,127	3,679,977	3,762,477
Warrant [Member]
Antidilutive securities	8,763,836	1,922,944	435,986
Convertible Debt Securities [Member]
Antidilutive securities	4,454,362	1,046,263	997,678

Note 3 - Inventory (Detail) - Inventory (USD $)	Dec. 31, 2012	Dec. 31, 2011
Work in process	$ 494,290	$ 454,366
Software license inventory	344,500	467,000
Finished goods	60,912	47,452
Inventory included in current assets	899,702	968,818
Software license inventory (see Note 10)	1,137,500
	$ 2,037,202	$ 968,818

Note 4 - Property and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation, Depletion and Amortization, Nonproduction	$ 398,970	$ 336,885	$ 246,331
Property, Plant and Equipment, Gross	2,486,144	2,023,000
Loaned Systems [Member]
Property, Plant and Equipment, Gross	1,063,777	723,975
Property, Plant and Equipment, Useful Life	5 years
Property, Plant and Equipment, Other, Accumulated Depreciation	$ 242,132	$ 73,846

Note 4 - Property and Equipment (Detail) - Property and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 2,486,144	$ 2,023,000
Less accumulated depreciation and amortization	(1,199,029)	(804,170)
Total property and equipment, net	1,287,115	1,218,830
Equipment [Member]
Property and equipment, gross	1,044,969	934,253
Furniture and Fixtures [Member]
Property and equipment, gross	105,376	106,054
Leasehold Improvements [Member]
Property and equipment, gross	157,236	157,236
Computer Equipment [Member]
Property and equipment, gross	114,786	101,482
Loaned Systems [Member]
Property and equipment, gross	$ 1,063,777	$ 723,975

Note 5 - Related Party License Agreements (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Original [Member] BSC Neuro Agreement [Member]	Dec. 31, 2012 Amended [Member] BSC Neuro Agreement [Member]	Dec. 31, 2012 BSC Neuro Agreement [Member]	Dec. 31, 2012 BSC Cardiac Agreement [Member]	Dec. 31, 2008 BSC Cardiac Agreement [Member]
Related Party Transaction, Maximum Amount of Milestone-Based Payments				$ 1,600,000	$ 800,000
Related Party Transaction, Potential Incentive Payments						500,000
Revenue from Related Parties	3,346,374	2,600,000	2,600,000			746,000		13,000,000
Related Party Transaction, Deferred Revenue Recognition Period							5 years
Deferred Revenue, Current	$ 112,725						$ 650,000

Note 6 - Related Party Notes Payable (Detail) (USD $)	1 Months Ended		12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended	4 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 02, 2012	Nov. 30, 2010	Feb. 29, 2012 If Converted Prior to Maturity Date or Consumption of Qualified IPO [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 If Converted In Context Other than Qualified Financing [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Qualified Financing from Medtronic, Inc., St. Jude Medical, Inc., or Johnson & Johnson [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Other Investors [Member] Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2012 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2010 Related Party BSC Convertible Notes Payable [Member]	Dec. 31, 2009 Related Party BSC Convertible Notes Payable [Member]	Feb. 02, 2012 Related Party BSC Convertible Notes Payable [Member]	Feb. 29, 2012 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Sep. 30, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2011 Related Party 2011 Unsecured Convertible Notes Payable [Member]
Proceeds from Related Party Debt																$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage							3.50%									10.00%	0.00%		15.00%
Related Party Convertible Notes Payable, Extension Period												3 years
Interest Expense, Related Party													39,499	388,678	356,452
			4,338,601	4,377,294		4,338,601
Maximum Percentage of Cash Proceeds from Qualified Financing Used to Prepay Outstanding Related Party Notes										100.00%	25.00%
Threshold Amount of Qualified Initial Public Offering						20,000,000
Debt Instrument, Convertible, Conversion Ratio								1	1
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																	$ 8			$ 0.6
Proceeds from Unsecured Notes Payable																			1,310,000
Warrants Issued During Period (in Shares)	2,727,274		7,652,071	2,122,500	25,444														1,310,000
Term of Related Party Unsecured Convertible Notes Payable																			2 years
Term of Warrants	5 years																		2 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45		$ 1.05	$ 0.29	$ 8														$ 0.01
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Initial Public Offering																			60.00%
Conversion Price of Unsecured Convertible Notes Payable Upon Consummation of Reverse Merger																			60.00%
Debt Conversion, Original Debt, Amount		10,811,500																1,425,865
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																		2,376,447
Warrants and Rights Outstanding																		486,102
Debt Instrument, Face Amount							3,000,000											1,310,000
Debt Instrument, Unamortized Discount							$ 2,775,300											$ 486,102
Investment Warrants, Exercise Price (in Dollars per share)																		$ 0.01
Share Price (in Dollars per share)																		$ 0.6

Note 6 - Related Party Notes Payable (Detail) - Assumptions Used in Calculating Fair Value of Derivative Liability (Derivative Financial Instruments, Liabilities [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Financial Instruments, Liabilities [Member]
Dividend yield	0.00%	0.00%
Expected volatility	41.98%	46.58%
Risk free interest rate	0.31%	0.25%
Expected remaining term (years)	1 year 292 days	54 days
Common stock price (in Dollars per share)	$ 1.6	$ 0.6

Note 6 - Related Party Notes Payable (Detail) - Changes in Fair Value of Derivative Liability (USD $)	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative liability		$ 1,227,500
Gain or loss on change in fair value of derivative liability	789	(1,227,500)
Derivative liability	$ 789

Note 6 - Related Party Notes Payable (Detail) - Related Party Notes Payable (USD $)	Dec. 31, 2012	Feb. 02, 2012	Dec. 31, 2011	Nov. 30, 2010
Related party notes payable - principal				$ 3,000,000
Related party notes payable - unamortized discount				(2,775,300)
Related party notes payable - net	4,338,601	4,338,601	4,377,294
BSC Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601		3,500,000
BSC Notes [Member]
Related party notes payable - net	4,338,601		3,500,000
Summer 2011 Notes [Member] | Related Party Convertible Notes Payable [Member]
Related party notes payable - principal			1,310,000
Related party notes payable - unamortized discount			(432,706)
Summer 2011 Notes [Member]
Related party notes payable - net			877,294
Related Party Convertible Notes Payable [Member]
Related party notes payable - principal	4,338,601		4,810,000
Related party notes payable - unamortized discount			$ (432,706)

Note 7 - Other Notes Payable (Detail) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended				1 Months Ended			5 Months Ended		1 Months Ended				1 Months Ended	2 Months Ended	5 Months Ended	1 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Sep. 30, 2011	Nov. 30, 2010	Feb. 28, 2012	Dec. 31, 2011	Feb. 28, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010 Officer [Member]	Nov. 30, 2010 Director [Member]	Feb. 29, 2012 Unamortized Discount [Member] The 2010 Unsecured Convertible Notes Payable [Member]	Feb. 27, 2012 Unamortized Discount [Member] The 2011 Unit Offering Note [Member]	Feb. 27, 2012 Umamortized Deferred Offering Costs [Member] The 2011 Unit Offering Note [Member]	Feb. 29, 2012 The 2010 Unsecured Convertible Notes Payable [Member]	Dec. 31, 2012 The 2010 Unsecured Convertible Notes Payable [Member]	Mar. 31, 2010 The 2010 Unsecured Convertible Notes Payable [Member]	Oct. 31, 2011 2011 Unit Offering Notes [Member]	Oct. 31, 2011 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Feb. 27, 2012 The 2011 Unit Offering Note [Member]	Sep. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Apr. 30, 2011 The 2011 Junior Secured Convertible Note [Member]	Jul. 27, 2012 The 2011 Junior Secured Convertible Note [Member]	Feb. 27, 2012 The 2011 Junior Secured Convertible Note [Member]
Debt Instrument, Interest Rate, Stated Percentage				3.50%															10.00%	10.00%					10.00%
Debt Instrument, Face Amount				$ 3,000,000															$ 4,071,000		$ 100,000				$ 2,000,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																		$ 1	$ 8			$ 0.6	$ 0.6
Conversion Price As Percentage of Public Offering Price																			80.00%
Minimum Conversion Price Per Share (in Dollars per share)																			$ 4					$ 0.6			$ 0.6
Debt Conversion, Original Debt, Amount		10,811,500															4,868,017						5,491,929
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																	4,868,041						9,153,248
Interest Expense								2,594,807	2,498,204	1,590,471				13,500	1,063,018	785,239
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																					50,000
Debt Instrument, Maturity				10 years																	3 years
Term of Warrants	5 years																				5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45							$ 1.05	$ 0.29	$ 8											$ 0.75
Number of Unit Offering Notes Sold																						38.055	54.305
Aggregate Principal Amount of Unit Offering Notes Sold																							5,430,500
Warrants Issued During Period (in Shares)	2,727,274							7,652,071	2,122,500	25,444												941,288	2,715,250
Placement Agent Cash Fee as Percentage of Gross Proceeds																						10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.1					0.43		0.95	0.43	3.74	0.42											0.6	0.6
Warrants Not Settleable in Cash, Fair Value Disclosure																						237,299	237,299
Deferred Offering Costs						66,500		24,219	66,500													237,299	237,299
Intrinsic Value of Beneficial Conversion Feature																						383,204	383,204
Estimated Fair Value of Common Stock (in Dollars per share)																						$ 0.6	$ 0.6
Approximate Market Interest Rate																						10.00%	10.00%
Effective Conversion Price of Conversion Feature Under Unit Offering Notes (in Dollars per share)																						$ 0.54	$ 0.54
Minimum Net Proceeds of a Qualified Financing																									10,000,000
Percentage of Outstanding Shares of Stock on Fully Diluted Basis																									10.00%
Period to Complete a Qualified Financing																								360 days	180 days
Convertible Notes Payable, Noncurrent						3,308,390		2,000,000	3,308,390																	2,000,000
Units Issued During Period (in Shares)				10,714,286								882,726	567,203
Proceeds from Issuance or Sale of Equity			1,310,000	3,000,000	3,424,950	1,521,610	4,946,560	3,424,950	2,831,610	3,000,000		247,164	158,816
Units, Shares of Common Stock Per Unit (in Dollars per share)				$ 1
Stock Issued During Period, Shares, Conversion of Units (in Shares)				10,714,286
Stock Issued During Period, Value, Conversion of Units				2,775,300				5,516,495		2,775,300
Debt Instrument, Unamortized Discount				$ 2,775,300

Note 7 - Other Notes Payable (Detail) - Convertible Notes Payable by Liability Classification (USD $)	Nov. 30, 2010	Dec. 31, 2011 Debt, Current [Member] March 2010 Notes [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Current [Member] March 2010 Notes [Member]	Dec. 31, 2011 Debt, Current [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Current [Member]	Dec. 31, 2011 Debt, Long-term [Member] 2011 Unit Offering Notes [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] 2011 Unit Offering Notes [Member]	Dec. 31, 2012 Debt, Long-term [Member] April 2011 Note [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] April 2011 Note [Member] Convertible Note Payable [Member]	Dec. 31, 2012 Debt, Long-term [Member] April 2011 Note [Member]	Dec. 31, 2011 Debt, Long-term [Member] April 2011 Note [Member]	Dec. 31, 2012 Debt, Long-term [Member] Convertible Note Payable [Member]	Dec. 31, 2011 Debt, Long-term [Member] Convertible Note Payable [Member]	Dec. 31, 2012 Debt, Long-term [Member]	Dec. 31, 2011 Debt, Long-term [Member]
Convertible notes payable, principal	$ 3,000,000	$ 4,071,000		$ 4,071,000		$ 1,625,000		$ 2,000,000	$ 2,000,000			$ 2,000,000	$ 3,625,000
Convertible notes payable, unamortized discount	2,775,300	(117,405)		(117,405)		(316,610)							(316,610)
Convertible notes payable, net			$ 3,953,595		$ 3,953,595		$ 1,308,390			$ 2,000,000	$ 2,000,000			$ 2,000,000	$ 3,308,390

Note 8 - Stockholders' Equity (Detail) (USD $)	1 Months Ended	2 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		24 Months Ended	12 Months Ended
	Jul. 31, 2012	Feb. 29, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 10, 2012	Dec. 31, 2009	Jul. 31, 2012 Issued to Sub-Placement Agents [Member]	May 31, 2012 Issued to Two Non-Employee Directors [Member]	Dec. 31, 2012 Issued to Third Parties [Member]	Jul. 31, 2012 Investment from Non-employee Directors [Member]	Feb. 29, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2006 Series A Convertible Preferred Stock [Member]	Dec. 15, 2011 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 The 2012 Plan [Member]	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	1.1		0.95	0.43	3.74		0.42		1	1
Stock Issued During Period, Shares, New Issues (in Shares)	5,454,523
Warrants Issued During Period	2,727,274		7,652,071	2,122,500	25,444			409,093	1,250,000	421,666
Gross Proceeds from Issuance of Private Placement (in Dollars)	$ 6,000,000
Term of Warrants	5 years								5 years
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45		$ 1.05	$ 0.29	$ 8			$ 1.1
Proceeds from Issuance of Private Placement (in Dollars)	5,516,495		5,516,495								269,980
Payments of Stock Issuance Costs (in Dollars)	480,000
Maximum Liquidated Damages as Percentage of Investor's Investment in PIPE Financing	6.00%
Maximum Liquidated Damages Amount of Investor's Investment in PIPE Financing (in Dollars)	360,000
Preferred Stock Issued During Period, Shares, New Issues													7,965,000
Convertible Preferred Stock, Number of Preferred Shares Converted into One Common Shares													4	1
Stock Issued During Period, Shares, Conversion of Convertible Securities												7,965,000
Preferred Stock, Shares Authorized				8,000,000		25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			52,600												3,815,675
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period															3,246,450
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			3,000,000
Stock Granted During Period, Value, Share-based Compensation, Net of Forfeitures (in Dollars)			2,947,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 0.48		$ 0.83
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)			1,948,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			1 year 292 days
Warrants Issued During Period, Value (in Dollars)		383,204							514,250	349,003
Allocated Share-based Compensation Expense (in Dollars)																$ 863,253

Note 8 - Stockholders' Equity (Detail) - Impact to Balance Sheet and to Shares Outstanding of Conversions to Common Stock (USD $)	12 Months Ended
Dec. 31, 2012
Increase In Common Shares Outstanding (in Shares)	16,397,727
Increase In Common Shares Outstanding (in Shares)	7,965,000
Total impact on liabilities and equity (in Shares)	24,362,727
Before Conversions [Member] | Accrued Interest On Converted Notes [Member]
Impact to Balance Sheet	974,311
Before Conversions [Member] | Summer 2011 Notes, Net [Member]
Impact to Balance Sheet	904,397
Before Conversions [Member] | March 2010 Notes, Net [Member]
Impact to Balance Sheet	4,057,500
Before Conversions [Member] | 2011 Unit Offering Notes, Net [Member]
Impact to Balance Sheet	4,367,482
Before Conversions [Member] | Series A Convertible Preferred Stock [Member]
Impact to Balance Sheet	7,965,000
Before Conversions [Member] | Deferred Costs [Member]
Deferred costs	799,123
Before Conversions [Member]
Impact to Balance Sheet	10,303,690
Impact to Balance Sheet	7,965,000
Total impact on liabilities and equity	18,268,690
Impact of Conversions [Member] | Accrued Interest On Converted Notes [Member]
Impact to Balance Sheet	(974,311)
Impact of Conversions [Member] | Summer 2011 Notes, Net [Member]
Impact to Balance Sheet	(904,397)
Impact of Conversions [Member] | March 2010 Notes, Net [Member]
Impact to Balance Sheet	(4,057,500)
Impact of Conversions [Member] | 2011 Unit Offering Notes, Net [Member]
Impact to Balance Sheet	(4,367,482)
Impact of Conversions [Member] | Series A Convertible Preferred Stock [Member]
Impact to Balance Sheet	(7,965,000)
Impact of Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Impact to Balance Sheet	19,345,209
Impact of Conversions [Member] | Accumulated Deficit [Member]
Impact to Balance Sheet	(1,875,642)
Impact of Conversions [Member] | Deferred Costs [Member]
Deferred costs	(799,123)
Impact of Conversions [Member]
Impact to Balance Sheet	(10,303,690)
Impact to Balance Sheet	9,504,567
Total impact on liabilities and equity	(799,123)
After Conversions [Member] | Additional Paid-In Capital and Common Stock [Member]
Impact to Balance Sheet	19,345,209
After Conversions [Member] | Accumulated Deficit [Member]
Impact to Balance Sheet	(1,875,642)
After Conversions [Member]
Impact to Balance Sheet	17,469,567
Total impact on liabilities and equity	17,469,567
Accrued Interest On Converted Notes [Member]
Increase In Common Shares Outstanding (in Shares)	1,092,559
Summer 2011 Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	2,183,334
March 2010 Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	4,071,000
2011 Unit Offering Notes, Net [Member]
Increase In Common Shares Outstanding (in Shares)	9,050,834
Series A Convertible Preferred Stock [Member]
Increase In Common Shares Outstanding (in Shares)	7,965,000

Note 8 - Stockholders' Equity (Detail) - Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at January 1, 2010 (in Shares)	3,679,977		3,762,477		669,777
Balance at January 1, 2010	$ 2.05		$ 2.11		$ 4.28
Balance at January 1, 2010 (in Dollars)			$ 262,500	[1]	$ 3,694,400	[1]
Exercisable at January 1, 2010 (in Shares)	1,501,659		433,746		483,364
Exercisable at January 1, 2010	$ 2.15		$ 3.03		$ 2.78
Exercisable at January 1, 2010 (in Dollars)			262,500	[1]	3,424,333	[1]
Granted (in Shares)	3,097,400	[2]			3,246,450	[2]
Granted	$ 1.08	[2]			$ 1.8	[2]
Exercised (in Shares)	(14,000)
Exercised	$ 1.8
Cancelled or forfeited (in Shares)	(331,250)		(82,500)		(153,750)
Cancelled or forfeited	$ 2.14		$ 4.93		$ 5.06
Outstanding (in Shares)	6,432,127		3,679,977		3,762,477
Outstanding	$ 1.58		$ 2.05		$ 2.11
Outstanding (in Dollars)	1,846,040	[1]			262,500	[1]
Exercisable (in Shares)	2,386,909		1,501,659		433,746
Exercisable	$ 2.13		$ 2.15		$ 3.03
Exercisable (in Dollars)	$ 205,000	[1]			$ 262,500	[1]
Minimum [Member]
Balance at January 1, 2010	$ 0.88		$ 0.88		$ 0.88
Exercisable at January 1, 2010	$ 0.88		$ 0.88		$ 0.88
Granted	$ 1	[2]
Exercised	$ 1.8
Cancelled or forfeited	$ 1.8		$ 1.8		$ 3.2
Outstanding	$ 0.88		$ 0.88		$ 0.88
Exercisable	$ 0.88		$ 0.88		$ 0.88
Maximum [Member]
Balance at January 1, 2010	$ 9.64		$ 24		$ 24
Exercisable at January 1, 2010	$ 9.64		$ 24		$ 24
Granted	$ 2.13
Exercised	$ 9.64
Cancelled or forfeited	$ 9.64		$ 24		$ 24
Outstanding	$ 9.64		$ 9.64		$ 24
Exercisable	$ 9.64		$ 9.64		$ 24

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.
[2]	All options granted during the years ended December 31, 2010 and 2012 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant.

Note 8 - Stockholders' Equity (Detail) - Summary of Stock Options (USD $)	12 Months Ended
Dec. 31, 2012
Options Outstanding - Number Outstanding (in Shares)	6,432,127
Options Outstanding - Weighted-Average Remaining Contractual Life	8 years 73 days
Options Outstanding - Weighted-Average Exercise Price	$ 1.58
Options Exercisable - Number Exercisable (in Shares)	2,386,909
Options Exercisable - Weighted-Average Exercise Price	$ 2.13
Range 1 [Member]
Range of Exercise Prices	$ 0.88
Range of Exercise Prices	$ 1.17
Options Outstanding - Number Outstanding (in Shares)	3,033,900
Options Outstanding - Weighted-Average Remaining Contractual Life	8 years 193 days
Options Outstanding - Weighted-Average Exercise Price	$ 0.99
Options Exercisable - Number Exercisable (in Shares)	287,500
Options Exercisable - Weighted-Average Exercise Price	$ 0.89
Range 2 [Member]
Range of Exercise Prices	$ 1.63
Range of Exercise Prices	$ 2.13
Options Outstanding - Number Outstanding (in Shares)	3,216,700
Options Outstanding - Weighted-Average Remaining Contractual Life	8 years 58 days
Options Outstanding - Weighted-Average Exercise Price	$ 1.79
Options Exercisable - Number Exercisable (in Shares)	1,917,882
Options Exercisable - Weighted-Average Exercise Price	$ 1.8
Range 3 [Member]
Range of Exercise Prices	$ 3.2
Range of Exercise Prices	$ 9.64
Options Outstanding - Number Outstanding (in Shares)	181,527
Options Outstanding - Weighted-Average Remaining Contractual Life	3 years 200 days
Options Outstanding - Weighted-Average Exercise Price	$ 7.61
Options Exercisable - Number Exercisable (in Shares)	181,527
Options Exercisable - Weighted-Average Exercise Price	$ 7.61

Note 8 - Stockholders' Equity (Detail) - Nonvested Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Nonvested January 1, 2010	2,178,318		3,328,731	186,413
Nonvested January 1, 2010 (in Dollars per share)	$ 0.87		$ 0.88	$ 2.41
Shares Granted	3,097,400	[1]		3,246,450	[1]
Weighted-Average Grant Date Fair Value - Granted (in Dollars per share)	$ 0.48			$ 0.83
Shares Forfeited	(258,517)		(51,833)	(41,667)
Weighted-Average Grant Date Fair Value - Forfeited (in Dollars per share)	$ 0.85		$ 0.88	$ 1.92
Shares Vested	(971,984)		(1,098,580)	(62,465)
Weighted-Average Grant Date Fair Value - Vested (in Dollars per share)	$ 1.04		$ 0.89	$ 2.31
Shares Nonvested	4,045,218		2,178,318	3,328,731
Weighted-Average Grant Date Fair Value - Nonvested (in Dollars per share)	$ 0.56		$ 0.87	$ 0.88

[1]	All options granted during the years ended December 31, 2010 and 2012 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant.

Note 8 - Stockholders' Equity (Detail) - Valuation Model Assumptions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Dividend yield	0.00%	0.00%
Expected Volatility		44.81%
Expected Volatility	45.17%
Expected Volatility	45.32%
Risk free Interest rates	0.83%
Risk free Interest rates	1.13%
Risk free Interest rates		2.36%
Expected lives (years)	6 years	6 years

Note 8 - Stockholders' Equity (Detail) - Common Stock Warrants (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding		1,922,944	435,986	410,542
Outstanding (in Dollars per Item)		0.43	3.74	0.42
Expired			(410,542)
Expired (in Dollars per share)			$ 3.48
Issued	2,727,274	7,652,071	2,122,500	25,444
Issued (in Dollars per share)	$ 1.45	$ 1.05	$ 0.29	$ 8
Shares withheld on net settled exercises		(186,347)
Shares withheld on net settled exercises (in Dollars per share)		$ 0.7
Exercised		(624,832)	(225,000)
Exercised (in Dollars per share)		$ 0.67	$ 0.01
Outstanding		8,763,836	1,922,944	435,986
Outstanding (in Dollars per Item)	1.1	0.95	0.43	3.74

Note 8 - Stockholders' Equity (Detail) - Assumptions Used in Calculating Fair Value of Warrants Issued (Warrant [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend yield	0.00%	0.00%	0.00%
Expected Volatility			44.81%
Risk free Interest rates			2.36%
Expected lives (years)		5 years	5 years
Minimum [Member]
Expected Volatility	40.96%	48.67%
Risk free Interest rates	0.19%	0.81%
Expected lives (years)	1 year 219 days
Maximum [Member]
Expected Volatility	46.88%	49.36%
Risk free Interest rates	0.77%	1.13%
Expected lives (years)	5 years

Note 9 - Income Taxes (Detail) (USD $)	Dec. 31, 2012
Operating Loss Carryforwards	$ 52,000,000

Note 9 - Income Taxes (Detail) - Deferred Income Taxes (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets (liabilities):
Property and equipment	$ (54,443)	$ (144,185)
Deferred revenue	246,740	1,517,024
Accrued expenses	288,338	1,138,800
Share based compensation related	1,094,927	451,557
Other	546,636	275,650
Net operating loss carryforwards	19,816,443	18,509,210
	21,938,641	21,748,056
Less valuation allowance	$ (21,938,641)	$ (21,748,056)

Note 10 - Commitments (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended								12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Paid [Member] Co-Development Agreement [Member]	Dec. 31, 2012 Paid [Member] Master Services and Software License Agreement [Member]	Dec. 31, 2012 Unpaid [Member] Master Services and Software License Agreement [Member]	Dec. 31, 2012 Co-Development Agreement [Member]	Dec. 31, 2012 Shared Research Agreements [Member]	Dec. 31, 2012 Master Services and Software License Agreement [Member] Previous Purchase [Member]	Dec. 31, 2012 Master Services and Software License Agreement [Member] Additional Purchase [Member]	Dec. 31, 2012 Master Services and Software License Agreement [Member]	Sep. 30, 2012 Master Services and Software License Agreement [Member]	Dec. 31, 2012 Cardiac EP Business Participation Plan [Member]	Jun. 30, 2010 Cardiac EP Business Participation Plan [Member]
Operating Leases, Rent Expense			$ 145,000	$ 174,000	$ 181,000
Contractual Obligation						1,373,889	100,000	200,000	2,476,000	238,000				300,000
Accounts Payable, Current			1,961,195	4,037,168						599,000
Stock Issued During Period, Shares, Purchase of Assets (in Shares)													1,500,000
License Costs											612,500	87,500
Purchase Commitment, Remaining Minimum Amount Committed													962,500
Other Inventory, Noncurrent			1,137,500										1,137,500
Equity Method Investment, Ownership Percentage															3.70%	6.60%
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction		1,000,000
Incentive Bonus Payment to One of the Participants as a Percentage of Net Proceeds from the Sale Transaction		1.40%
Net Proceeds from the Sale Transaction, Threshold Amount		50,000,000
Maximum Additional Incentive Bonus Payment to One Participant		700,000
Other Operating Income (Expense), Net	$ 120,895	$ 882,537	$ 882,537

Note 10 - Commitments (Detail) - Future Minimum Lease Payments Under Non-cancellable Operating Leases (USD $)	Dec. 31, 2012
2013	$ 142,680
2014	140,583
2015	62,638
Total minium payments	$ 345,901

Note 10 - Commitments (Detail) - Minimum Royalty Payments (USD $)	Dec. 31, 2012
2013	$ 95,000
2014	95,000
2015	95,000
2016	95,000
2017	95,000
Thereafter	915,000
Total minium payments	$ 1,390,000

Note 11 - Subsequent Events (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended					1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Jan. 31, 2013 Subsequent Event [Member] Director [Member]	Mar. 06, 2013 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Feb. 21, 2013 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Dec. 31, 2012 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Apr. 30, 2011 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Jan. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 06, 2013 Subsequent Event [Member]	Apr. 30, 2011 The 2011 Junior Secured Convertible Note [Member]
Sale of Stock, Price Per Share (in Dollars per share)											$ 1.2
Stock Issued During Period, Shares, New Issues (in Shares)	5,454,523										9,201,684
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)											4,600,842
Proceeds from Issuance of Private Placement	$ 5,516,495	$ 5,516,495				$ 402,000					$ 11,000,000
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45	$ 1.05	$ 0.29	$ 8							$ 1.75
Payments of Stock Issuance Costs	480,000										1,100,000
Contingency, Maximum Percent											12.00%
Loss Contingency, Range of Possible Loss, Maximum											1,300,000
Warrants Issued During Period, Exercise Price (in Dollars per share)		$ 1.45										$ 1.41
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 0.6
Debt Instrument, Interest Rate, Stated Percentage					3.50%				10.00%				5.50%	10.00%
Debt Instrument, Face Amount					3,000,000		4,289,444			2,000,000				2,000,000
Interest Payable							389,444
Addition to Debt Amount							$ 1,900,000